As filed with the Securities and Exchange Commission on August 27, 2026
File Nos. 33-34001
811-06068

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 63	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 63	☒

AB FIXED-INCOME SHARES, INC.
(Exact Name of Registrant as Specified in Charter)

66 Hudson Boulevard East, 28th Floor
New York, New York 10005
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code:
(800) 221-5672

Nancy E. Hay
AllianceBernstein L.P.
66 Hudson Boulevard East, 28th Floor
New York, New York 10005
(Name and address of agent for service)

Copies of Communications to:
Paul M. Miller
Seward & Kissel LLP
1901 L Street, N.W.
Suite 700
Washington, D.C. 20036
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 31, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of beneficial interest.
This Post-Effective Amendment No. 63 relates solely to the Class A, Class C, Advisor Class, Class I, Class 1, Class AB and Institutional Class shares of the AB Government Money Market Portfolio. No information in the Registrant’s Registration Statement relating to the other Series or Classes of the Registrant not included herein is amended or superseded.

PROSPECTUS  |  AUGUST 31, 2026
AB Fixed-Income Shares

AB Government Money Market Portfolio (Shares Offered—Exchange Ticker Symbol)

(Class A–AEAXX; Class C–AECXX; Advisor Class–AEYXX; Class I–AIEXX; Class 1–AGRXX; Class AB–MYMXX; Institutional Class–GMOXX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

➢ Are Not FDIC Insured ➢ May Lose Value ➢ Are Not Bank Guaranteed

SUMMARY INFORMATION

AB Government Money Market Portfolio

INVESTMENT OBJECTIVE:
The Portfolio’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolio—Sales Charge Reduction Programs for Class A shares on page 12 of this Prospectus, in Appendix B—Financial Intermediary Waivers to this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A shares on page 46 of the Portfolio’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Advisor Class, Class I, Class 1, Class AB and Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None(a)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(b)	1.00%(c)	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class I	Class 1		Class AB		Institutional Class
Management Fees	0.20%	0.20%	0.20%	0.20%	0.20%		0.20%		0.20%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None	0.10%		None		None

Other Expenses:
Transfer Agent	0.03%	0.03%	0.03%	0.02%	0.00%	(d)	0.00%	(d)	0.00%	(d)
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%		0.01%		0.01%

Total Other Expenses	0.04%	0.04%	0.04%	0.03%	0.01%		0.01%		0.01%

Total Annual Portfolio Operating Expenses(e)	0.49%	0.99%	0.24%	0.23%	0.31%		0.21%		0.21%

(a)
A sales charge of up to 4.25% may be imposed upon an exchange of Class A shares for the Class A shares of other AB Mutual Funds with sales charges. See Investing in the Portfolio—The Different Share Class Expenses—Sales Charges—Class A Shares on page 11 of this Prospectus.

(b)
Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.

(c)	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.

(d)	Amount is equal to less than 0.005%.

(e)
The Total Annual Portfolio Operating Expenses will not correlate to the Portfolio’s ratio to average net assets of expenses, net of waivers/reimbursements, included in the Portfolio’s Financial Highlights, which reflect voluntary expense reimbursements made by the Adviser to the Portfolio. With respect to Class A and Class C shares, the Adviser and its affiliates have agreed to waive receipt of 12b-1 fees. Such voluntary waivers/reimbursements may be discontinued at any time.

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Examples
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class I	Class 1	Class AB	Institutional Class
After 1 Year	$50	$201	*	$25	$24	$32	$22	$22

After 3 Years	$157	$315		$77	$74	$100	$68	$68

After 5 Years	$274	$547		$135	$130	$174	$118	$118

After 10 Years	$616	$1,071		$306	$293	$393	$268	$268

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
PRINCIPAL STRATEGIES:
The Portfolio is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Portfolio will maintain a NAV of $1.00 per share.
The Portfolio invests at least 99.5% of its total assets in cash, marketable obligations (which may bear adjustable rates of interest) issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”) and repurchase agreements that are collateralized fully. Collateralized fully means collateralized by cash or government securities.
The Portfolio also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.
As a money market fund, the Portfolio must meet the requirements of Securities and Exchange Commission (“SEC”) Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification, and liquidity of the Portfolio’s investments. Among other things, Rule 2a-7 requires that the Portfolio’s investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a dollar weighted average maturity of no more than 60 days, and (iii) a dollar weighted average life to maturity of no more than 120 days. Rule 2a-7 imposes liquidity standards that require the Portfolio to hold at least 25% and 50% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Portfolio’s investments in illiquid securities to 5% of its total assets.
The Portfolio may also invest in when-issued securities related to the types of securities in which it is permitted to invest and the securities of other money market funds to the extent permitted under the Investment Company Act of 1940, as amended.
PRINCIPAL RISKS:
•
Money Market Fund Risk: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, “break the buck”. In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

On July 12, 2023, the SEC adopted amendments to Rule 2a-7 (“Money Market Fund Reforms”) that, among other things, removed the provisions in Rule 2a-7 that permitted a money market fund to suspend redemptions. The Money Market Fund Reforms also removed the link between liquidity fees and impaired liquidity of the Portfolio’s investments, permitting a government money market fund, such as the Portfolio, to impose a discretionary liquidity fee if the fund’s board of directors determines that a liquidity fee is in the best interests of the fund. These changes under the Money Market Fund Reforms became effective on October 2, 2023. The Portfolio’s Board of Directors previously determined not to impose liquidity fees on, or suspend, redemptions.
The Portfolio’s yield will change based on changes in interest rates and other market conditions. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including interest rate levels, tariffs and political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of

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events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, supply chain disruptions, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Portfolio’s investments and net asset value and can lead to increased market volatility. The occurrence and pendency of such crises or incidents could adversely affect the economies and financial markets either in specific countries or worldwide. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets may decline.

•
Interest Rate Risk: Changing interest rates, including rates that fall below zero, affect the yield and value of the Portfolio’s investments in short-term debt securities, may have unforeseeable effects on markets and market volatility and may have an adverse effect on Portfolio performance. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. A decline in interest rates affects the Portfolio’s yield as portfolio securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. During periods of very low or negative interest rates, the Portfolio may be unable to maintain a positive yield or a stable NAV at $1.00.

•
Credit Risk: Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

•
Illiquid Investments Risk: Illiquid investments risk exists when particular investments are or become difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	the Portfolio’s average annual returns for one, five and ten years.
The Portfolio’s past performance, of course, does not necessarily indicate how it will perform in the future. The Portfolio adopted a multiple-class plan effective June 1, 2016. Upon the adoption of the multiple-class plan by the Portfolio, the original share class of the Portfolio (“original share class”) was renamed Class AB shares. Accordingly, the performance information presented below for the Class AB shares for the period prior to June 1, 2016 is the performance information of the original share class that existed prior to such date. An advisory fee for the Portfolio was implemented effective June 1, 2016 and prior to that time the Portfolio did not pay an advisory fee. Accordingly, historical performance information for the period prior to June 1, 2016 does not reflect the Portfolio’s payment of an advisory fee. If such fee had been in place, investment performance for that period would have been lower than what is indicated below.
You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—Mutual Funds”).

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Bar Chart
The annual returns in the bar chart are for the Portfolio’s Class AB shares, or, for periods prior to June 1, 2016 as noted above, the original share class. Through June 30, 2026, the year-to-date unannualized return for the Portfolio’s Class AB shares was 1.75%.

During the period shown in the bar chart, the Portfolio’s:
Best Quarter was up 1.33%, 4th quarter, 2023; and Worst Quarter was up 0.01%, 1st quarter, 2022.
Performance Table
Average Annual Total Returns
(For the periods ended December 31, 2025)

	1 Year	5 Years	10 Years
Class A*	3.13%	3.13%	2.00%
Class C*	3.13%	3.12%	1.85%
Advisor Class*	4.13%	3.13%	2.05%
Class I*	4.14%	3.14%	2.06%
Class 1*	4.05%	3.11%	2.05%
Class AB	4.16%	3.15%	2.10%
Institutional Class*	4.16%	3.15%	2.10%

*
Inception dates: June 1, 2016 for Institutional Class shares and November 10, 2017 for Class A, Class C, Advisor Class, Class I and Class 1 shares. Performance information for periods prior to the inception of Class A, Class C, Advisor Class, Class I, Class 1 and Institutional Class shares is the performance of Class AB shares adjusted to reflect the respective expenses of the Class A, Class C, Advisor Class, Class I, Class 1 and Institutional Class shares.

You may obtain the most current seven-day yield information of the Portfolio by calling (800) 221-5672 or your financial intermediary.
INVESTMENT ADVISER
AllianceBernstein L.P. is the investment adviser for the Portfolio.
PURCHASE AND SALE OF PORTFOLIO SHARES
Purchase Minimums
The following table describes the initial and subsequent minimum purchase amounts for each class of shares, which may be subject to waiver in certain circumstances.

	Initial	Subsequent
Class A/Class C shares, including traditional IRAs and Roth IRAs	$2,500	$50
Class AB (only available to other registered investment companies or collective investment trusts advised by the Adviser and other affiliated accounts, and for the investment of cash collateral related to the AB Mutual Funds’ securities lending programs)	None	None
Automatic Investment Program	None	$50 If initial investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class shares (only available to fee-based programs or through other limited arrangements and certain commission-based brokerage arrangements)	None	None

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	Initial	Subsequent
Class A and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Portfolio.	None	None
Class 1 shares (only available to private clients of the Bernstein Private Wealth Management unit of the Adviser (“Bernstein”) and certain institutional clients of the Adviser)	$50,000	None
Institutional Class shares (only available to institutional investors)	$20,000,000	None
You may sell (redeem) your shares each day the New York Stock Exchange (the “Exchange”) is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone ((800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares)).
TAX INFORMATION
The Portfolio may make income dividends or capital gains distributions, which may be subject to U.S. federal income taxes and taxable as ordinary income or capital gains, and may also be subject to state and local taxes.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or a group retirement plan), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTING IN THE PORTFOLIO

This section discusses how to buy, sell or redeem, or exchange different classes of shares of the Portfolio that are offered through this Prospectus. The Portfolio offers seven classes of shares through this Prospectus.
Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see “The Different Share Class Expenses” and “Choosing A Share Class” below. Only Class A shares offer Quantity Discounts on sales charges, as described below.
To effect an order for the purchase, exchange or redemption of the Portfolio’s shares, the Portfolio must receive the order in “proper form.” Proper form generally means that your instructions:

•	Are signed and dated by the person(s) authorized in accordance with the Portfolio’s policies and procedures to access the account and request transactions;

•	Include the fund and account number; and

•	Include the amount of the transaction (stated in dollars, shares, or percentage).
Written instructions also must include:

•
Medallion signature guarantees or notarized signatures, if required for the type of transaction. (Requirements are detailed on AllianceBernstein Investor Services, Inc., or ABIS, service forms; Please contact ABIS with any questions)

•	Any supporting documentation that may be required.
The Portfolio reserves the right, without notice, to revise the requirements for proper form.
HOW TO BUY SHARES
The purchase of the Portfolio’s shares is priced at the next-determined NAV after your order is received in proper form by ABIS.
Class A and Class C Shares – Shares Available to Retail Investors
You may purchase the Portfolio’s Class A and Class C shares for cash through financial intermediaries, such as broker-dealers or banks. You may also purchase shares directly from the Portfolio’s principal underwriter, AllianceBernstein Investments, Inc., or ABI, only if you have a financial intermediary of record. You may also purchase the Portfolio’s shares through exchange if you hold shares of other AB Mutual Funds.
Under the AllianceBernstein Dollar Cost Averaging Program, exchanges may be made automatically each month, thus producing a dollar cost averaging effect.

Purchases Minimums and Maximums
Minimums:*

—Initial:	$2,500
—Subsequent:	$50

*
Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. These investment minimums also do not apply to persons participating in a fee-based program or “Mutual Fund Only” brokerage program which is sponsored and maintained by a registered broker-dealer or other financial intermediary with omnibus account or “network level” account arrangements with the Portfolio.

Maximum Individual Purchase Amount:

—Class A shares	None
—Class C shares	$1,000,000
Class 1 Shares
Class 1 shares are generally sold only to the private clients (“Clients”) of Bernstein by Bernstein registered representatives (“Bernstein Advisors”) and to certain institutional clients of the Adviser. The Adviser may permit certain larger investors who are not Clients or institutional clients of the Adviser to invest in Class 1 shares. The minimum initial investment for Class 1 shares is $50,000. The Adviser reserves the right to waive the investment minimum on Class 1 shares. There is no minimum amount for subsequent investments in the Portfolio although the Portfolio reserves the right to impose a minimum subsequent investment amount. There is no minimum amount for reinvestment of dividends and distributions declared by the Portfolio in the shares of the Portfolio.
Generally, to purchase Class 1 shares, you must open a discretionary account through a Bernstein Advisor (unless you currently have an account with Bernstein) and pay for the requested shares.
Payment may be made by wire transfer or check. All checks should be made payable to the Portfolio. Payment must be made in U.S. Dollars. All purchase orders will be confirmed in writing.
Class AB Shares
Class AB shares are available to other registered investment companies or collective investment trusts advised by the Adviser and other affiliated accounts. Class AB shares are also available for the investment of cash collateral related to the AB Mutual Funds’ securities lending programs.
Institutional Class Shares
Institutional Class shares are available to institutional investors. The minimum initial investment for Institutional Class shares is $20,000,000 (“Minimum Investment”). There is no minimum amount for subsequent investments although the Portfolio reserves the right to impose a minimum subsequent investment amount. There is no minimum amount for reinvestment of dividends and distributions declared by the Portfolio in the shares of the Portfolio.

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The Minimum Investment may be made over a 60-day period following an initial investment of less than the Minimum Investment. For these situations, the Portfolio requests that an investor confirm to the Portfolio in writing that the investor intends to invest at least $20,000,000 in shares of the Portfolio within 60 days. If an investor fails to invest the Minimum Investment over the 60-day period, the Portfolio may redeem the investor’s shares.
For clients of the Adviser’s investment-management services, the Adviser may, at a client’s request, maintain a specified percentage of assets in the Portfolio or vary the percentage based on the Adviser’s opinion of market conditions. In keeping with these client mandates or for tax considerations, the Adviser may, without additional instructions from the client, purchase shares of the Portfolio from time to time. These purchases and sales by the Adviser will not be subject to the minimum investment requirement specified above.
Other Purchase Information
Your Bernstein Advisor, broker or financial advisor must receive your purchase request by the Portfolio Closing Time, which is the close of regular trading on any day the Exchange is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) for you to receive the next-determined NAV.
If you are an existing Portfolio shareholder and you have completed the appropriate section of the Mutual Fund Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000 (except Institutional Class). AllianceBernstein Investor Services, Inc., or ABIS, must receive and confirm telephone requests before the Portfolio Closing Time to receive that day’s public offering price. Call (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) to arrange a transfer from your bank account.
Shares of the Portfolio are generally available for purchase in the United States, Puerto Rico, Guam, American Samoa and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Portfolio, the Portfolio will only accept purchase orders directly from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number (i.e., W-9 tax status). Subject to the requirements of local law applicable to the offering of Portfolio shares, U.S. citizens (i.e., W-9 tax status) residing in foreign countries are permitted to purchase shares of the Portfolio through their accounts at U.S. registered broker-dealers and other similar U.S. financial intermediaries, provided the broker-dealer or intermediary has an agreement with the Portfolio’s distributor permitting it to accept orders for the purchase and sale of Portfolio shares.
The Portfolio will not accept purchase orders (including orders for the purchase of additional shares) from foreign persons or entities or from resident aliens who, to the knowledge of the Portfolio, have reverted to non-resident status (e.g., a resident alien who has a non-U.S. address at time of purchase).
Tax–Deferred Accounts
Class A shares are available to the following tax-deferred arrangements:

•	Traditional and Roth IRAs (the minimums listed in the table above apply);

•	SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans; and

•	AllianceBernstein-sponsored Coverdell Education Savings Accounts ($2,000 initial investment minimum, $150 automatic investment program monthly minimum).
Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and 100 employees and to group retirement plans with plan assets of less than $1,000,000.
Advisor Class Shares
You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

•	through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

•	through a defined contribution employee benefit plan (e.g., a 401(k) plan) that purchases shares directly without the involvement of a financial intermediary; and

•	by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolio.
Advisor Class shares may also be available on brokerage platforms of firms that have agreements with ABI to offer such shares when acting solely on an agency basis for the purchase or sale of such shares. If you transact in Advisor Class shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker. Shares of the Portfolio are available in other share classes that have different fees and expenses.
The Portfolio’s SAI has more detailed information about who may purchase and hold Advisor Class shares.
Class A and Class I Shares – Shares Available to Group Retirement Plans
Class A and Class I shares are available at NAV, without an initial sales charge, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Portfolio (“group retirement plans”).
Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans but only if such plans have at least $250,000 in plan assets or 100 employees, and to certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of the Portfolio.

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Class I shares are also available to certain institutional clients of the Adviser that invest at least $2,000,000 in the Portfolio.
Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class I shares are not currently available to group retirement plans in the AllianceBernstein-sponsored programs known as the “Informed Choice” programs.
Required Information
The Portfolio is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, physical address and taxpayer identification number (for most investors, your social security number). The Portfolio may also ask to see other identifying documents. If you do not provide the information, the Portfolio will not be able to open your account. If the Portfolio is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or, if the Portfolio believes it has identified potentially criminal activity, the Portfolio reserves the right to take action it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority, or FINRA, member firm.
The Portfolio is required to withhold 24% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Portfolio with his or her correct taxpayer identification number. To avoid this, you must provide your correct taxpayer identification number on your Mutual Fund Application.
General
IRA custodians, plan sponsors, plan fiduciaries, plan recordkeepers, and other financial intermediaries may establish their own eligibility requirements as to the purchase, sale or exchange of Portfolio shares, including minimum and maximum investment requirements. The Portfolio is not responsible for, and has no control over, the decisions of any plan sponsor, fiduciary or other financial intermediary to impose such differing requirements.
ABI may refuse any order to purchase shares. The Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.
THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees and/or CDSCs. Only Class A shares offer Quantity Discounts, as described below.
Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees

WHAT IS A RULE 12b-1 FEE?
A Rule 12b-1 fee is a fee deducted from the Portfolio’s assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The Portfolio has adopted a plan under SEC Rule 12b-1 under the Investment Company Act of 1940 that allows the Portfolio to pay asset-based sales charges or distribution and/or service (Rule 12b-1) fees for the distribution and sale of its shares. The amount of each share class’s Rule 12b-1 fee, if any, is disclosed below and in the Portfolio’s fee table included in the Summary Information section above.
The amount of these fees for each class of the Portfolio’s shares is:

Distribution and/or Service (Rule 12b-1) Fee (as a Percentage of Aggregate Average Daily Net Assets)*
Class A	0.25%
Class C	0.75%
Advisor Class	None
Class I	None
Class 1	0.10%
Class AB	None
Institutional Class	None

*	With respect to Class A and Class C shares, the Adviser and its affiliates have agreed to waive receipt of 12b-1 fees. Such voluntary waivers may be discontinued at any time.
Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class C shares are subject to higher Rule 12b-1 fees than Class A shares. Class C shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares. Because higher fees mean a higher expense ratio, Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees are paid to financial intermediaries, which may include your financial advisor’s firm. ABI retains these fees for certain shareholder accounts, including those held directly with the Portfolio (with no associated financial intermediary).
Sales Charges
Class A Shares. Class A shares offer investors the choice of investing pending an investment by exchange into Class A shares of another AB Mutual Fund. You can purchase Class A shares for cash at NAV without an initial sales charge. Your investment will, however, be subject to a sales charge upon exchange of your Class A shares for the Class A shares of other AB Mutual Funds with sales charges.
The initial sales charge you pay each time you purchase Class A shares upon exchange for the Class A shares of another

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AB Mutual Fund differs depending on the amount you invest and may be reduced or eliminated for larger purchases as indicated below. These discounts, which are also known as Breakpoints or Quantity Discounts, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your investment in Class A shares.
The sales charge schedule of Class A share Quantity Discounts is as follows:

	Initial Sales Charge
Amount Purchased	as % of Net Amount Invested	as % of Offering Price
Up to $100,000	4.44%	4.25%
$100,000 up to $250,000	3.36	3.25
$250,000 up to $500,000	2.30	2.25
$500,000 up to $1,000,000	1.78	1.75
$1,000,000 and above	0.00	0.00
Purchases of Class A shares in the amount of $1,000,000 or more will be subject to a CDSC of up to 1% if you redeem your shares within one year. The CDSC also will apply to any Class A shares purchased by exchange for Class A shares of another AB Mutual Fund that did not have an initial sales charge because the purchase was for $1,000,000 or more. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the Portfolio’s Class A shares.
Class C Shares. Class C shares offer investors the choice of investing pending an investment by exchange into Class C shares of another AB Mutual Fund. You can purchase Class C shares for cash at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Portfolio. Your investment is subject to a 1% CDSC if you redeem your shares within one year. If you exchange your shares for the Class C shares of another AB Mutual Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.
Class C shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class C shares of another AB Mutual Fund, the conversion period runs from the date of your original purchase.

HOW IS THE CDSC CALCULATED?
The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Portfolio shares acquired through an exchange, the cost of the AB Mutual Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.
Class AB, Institutional Class, Advisor Class, Class I and Class 1 Shares. These classes of shares are not subject to any initial sales charge or CDSC, although your financial advisor may charge a fee.
SALES CHARGE REDUCTION PROGRAMS FOR CLASS A SHARES
This section includes important information about sales charge reduction programs available to investors in Class A shares of other AB Mutual Funds that charge an initial sales charge (“Sales Charge Funds”) into which you may exchange your Class A shares of the Portfolio and describes information or records you may need to provide to those Sales Charge Funds or your financial intermediary in order to be eligible for sales charge reduction programs. Your financial intermediary may have different policies and procedures regarding eligibility for sales charge reduction programs. See Appendix B–Financial Intermediary Waivers.
Information about Quantity Discounts and sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at www.abfunds.com (click on “Investments—Mutual Funds”, select the Sales Charge Fund, then click on “Literature—Understanding Sales Charges & Expenses”).
Rights of Accumulation
To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment in a Sales Charge Fund with the higher of cost or NAV of existing investments in that Sales Charge Fund and any other AB Mutual Fund, and any registered fund advised or sub-advised by AB CarVal Investors, L.P (a wholly owned subsidiary of the Adviser, whose registered funds have their own Board of Directors). The AB Mutual Funds use the current NAV of your existing investments when combining them with your new investment.
Combined Purchase Privileges
A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Sales Charge Fund into a single “purchase”. A “purchase” means a single purchase or concurrent purchases of shares of the Sales Charge Fund or any other AB Mutual Fund by:

•	an individual, his or her spouse or domestic partner, or the individual’s children under the age of 21 purchasing shares for his, her or their own account(s);

•	a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

•	the employee benefit plans of a single employer; or

•	any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Sales Charge Fund.

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Letter of Intent
An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, a Sales Charge Fund may offer a Letter of Intent, which permits new investors to express the intention, in writing, to invest at least $100,000 in Class A shares of the Portfolio or any AB Mutual Fund within 13 months. The Sales Charge Fund will then apply the Quantity Discount to each of the investor’s purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. In the event an existing investor chooses to initiate a Letter of Intent, the AB Mutual Funds will use the higher of cost or current NAV of the investor’s existing investments and of those accounts with which investments are combined via Combined Purchase Privileges toward the fulfillment of the Letter of Intent. For example, if the combined cost of purchases totaled $80,000 and the current NAV of all applicable accounts is $85,000 at the time a $100,000 Letter of Intent is initiated, the subsequent investment of an additional $15,000 would fulfill the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Sales Charge Fund will retroactively collect the sales charge otherwise applicable by redeeming shares in the investor’s account at their then current NAV. Investors qualifying for Combined Purchase Privileges may purchase shares under a single Letter of Intent.
Required Shareholder Information and Records
In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Sales Charge Fund that the shareholder qualifies for a reduction. Without notification, the Sales Charge Fund is unable to ensure that the reduction is applied to the shareholder’s account. A shareholder may have to provide information or records to his or her financial intermediary or the Sales Charge Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Sales Charge Fund or other Sales Charge Funds held in:

•	all of the shareholder’s accounts at the Sales Charge Fund or a financial intermediary; and

•	accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.
CDSC WAIVERS AND OTHER PROGRAMS

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption.
CDSC Waivers
The Portfolio will waive the CDSCs on redemptions of shares in the following circumstances, among others:

•	permitted exchanges of shares;

•	following the death or disability of a shareholder;

•	if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 73; or

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if the redemption is necessary to meet a plan participant’s or beneficiary’s request for a distribution or loan from a group retirement plan or to accommodate a plan participant’s or beneficiary’s direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Please see the Portfolio’s SAI for a list of additional circumstances under which the Portfolio will waive the CDSCs on redemptions of shares.
Your financial intermediary may have different policies and procedures regarding eligibility for CDSC Waivers. See Appendix B—Financial Intermediary Waivers.
Other Programs
Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following AB programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege, as described below.
Dividend Reinvestment Program
Unless you specifically have elected to receive dividends or distributions in cash, they will automatically be reinvested, without an initial sales charge or CDSC, in the same class of additional shares of the Portfolio. If you elect to receive distributions in cash, you will only receive a check if the amount of the distribution is equal to or exceeds $25.00. Distributions of less than $25.00 will automatically be reinvested in shares of the Portfolio. To receive distributions of less than $25.00 in cash, you must have bank instructions associated to your account so that distributions can be delivered to you electronically via Electronic Funds Transfer using the Automated Clearing House or “ACH”. In addition, the Portfolio may reinvest your distribution check (and future checks) in additional shares of the Portfolio if your check (i) is returned as undeliverable or (ii) remains uncashed for nine months.
Dividend Direction Plan
A shareholder who already maintains accounts in more than one AB Mutual Fund may direct the automatic investment of income dividends and/or capital gains by one fund, in any amount, without the payment of any sales charges, in shares of any eligible class of one or more other AB Mutual Fund(s) in which the shareholder maintains an account.
Automatic Investment Program
The Automatic Investment Program allows investors to purchase shares of the Portfolio through pre-authorized transfers of funds from the investor’s bank account. Under the Automatic Investment Program, an investor may (i) make an initial purchase of at least $2,500 and invest at least $50 monthly or (ii) make an initial purchase of less than $2,500 and commit to a monthly investment of $200 or more until the investor’s account balance is $2,500 or more. Please see the Portfolio’s SAI for more details.

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Reinstatement Privilege
A shareholder who has redeemed all or any portion of his or her Class A shares of any Sales Charge Fund may reinvest all or any portion of the proceeds from the redemption in Class A shares of any AB Mutual Fund at NAV, if the reinvestment is made within 120 calendar days after the redemption date. This privilege is not available to shareholders that purchased the Sales Charge Fund’s shares directly from the Portfolio without paying a sales charge rather than by exchange from another AB Mutual Fund.
Systematic Withdrawal Plan
The Portfolio offers a systematic withdrawal plan that permits the redemption of Class A or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Portfolio account would be free of a CDSC. For Class A and Class C shares, shares held the longest would be redeemed first.
A systematic withdrawal plan for Class 1 shares enables shareholders to sell shares automatically at regular monthly intervals. In general, this systematic withdrawal plan is available to all shareholders who own Class 1 shares. The proceeds of these sales will be sent directly to you or your designee. The use of this service is at the Portfolio’s discretion. For further information, call your Bernstein Advisor at (212) 486-5800 or your financial intermediary.
CHOOSING A SHARE CLASS
Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure allowing you to choose the class that best fits your situation. In choosing a class of shares, you should consider:

•	whether you intend to subsequently exchange your shares for shares of another AB Mutual Fund;

•	the amount you intend to invest;

•	how long you expect to own shares;

•	expenses associated with owning a particular class of shares; and

•	whether a share class is available for exchange in another AB Mutual Fund.
Among other things, Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame. Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee for eight years. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.
A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange, as applicable, of Class A, Class C, Advisor Class or Class 1 shares made through your financial advisor, or in connection with participation on the intermediary’s platform. Financial intermediaries, a fee-based program, or, for group retirement plans, a plan sponsor or plan fiduciary, also may impose requirements on the purchase, sale or exchange of shares that are different from, or in addition to, those described in this Prospectus and the Portfolio’s SAI, including requirements as to the minimum initial and subsequent investment amounts. In addition, group retirement plans may not offer all classes of shares of the Portfolio. The Portfolio is not responsible for, and has no control over, the decision of any financial intermediary, plan sponsor or fiduciary to impose such differing requirements.
You should consult your financial advisor for assistance in choosing a class of Portfolio shares.
PAYMENTS TO FINANCIAL ADVISORS AND THEIR FIRMS
Financial intermediaries market and sell shares of the Portfolio. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Portfolio. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you or the Portfolio may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

WHAT IS A FINANCIAL INTERMEDIARY?
A financial intermediary is a firm that receives compensation for selling shares of the Portfolio offered in this Prospectus and/or provides services to the Portfolio’s shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.
All or a portion of the initial sales charge that you pay is paid by ABI to financial intermediaries selling Class A shares. ABI may pay these financial intermediaries a fee of up to 1% on purchases of $1,000,000 or more or for AllianceBernstein Link, AllianceBernstein SIMPLE IRA plans with more than $250,000 in assets or for purchases made by certain other retirement plans.
ABI may pay, at the time of your purchase, a commission to financial intermediaries in an amount equal to 1% of your investment for sales of Class C shares.
For Class A and Class C shares, up to 100% of the Rule 12b-1 fees applicable to these classes of shares each year may be paid to financial intermediaries.
In the case of Advisor Class shares, your financial advisor’s firm may charge ongoing fees or transactional fees.

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Your financial advisor’s firm receives compensation from the Portfolio, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

-	Rule 12b-1 fees;
-	additional distribution support;
-	defrayal of costs for educational seminars and training; and
-	payments related to providing shareholder recordkeeping and/or transfer agency services.
Please read this Prospectus carefully for information on this compensation.
Other Payments for Distribution Services and Educational Support
In addition to the commissions paid to or charged by financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which are paid to financial intermediaries (and, in turn, may be paid to your financial advisor), ABI, at its own expense, currently provides additional payments to firms that sell shares of the AB Mutual Funds. The Adviser and its affiliates, at their own expense, provide similar payments to firms for providing distribution, marketing, promotional, educational and other services relating to AB ETFs. ABI, the Adviser or their affiliates consider these additional payments based on a variety of factors and services to be provided. The additional payments are usually calculated based on a percentage of Portfolio sales and/or Portfolio assets attributable to a particular financial intermediary. Payments are at times based on other criteria or factors such as, for example, a fee per transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with services and the sale of shares of the AB Funds will generally not exceed, with certain limited exceptions, the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. In limited circumstances, ABI, the Adviser or their affiliates will have alternative arrangements with an intermediary that provide for payments in excess of the limitation, which may include arrangements based on assets or sales of the Funds, combined assets or sales of related Funds, or other criteria. These payments may relate to intermediaries making AB Fund shares available to their customers, including through technology platforms or ‘preferred fund’ programs. These sums include payments for distribution and analytical data pertaining to AB Funds and other AB products and services and to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AB Funds for the firms’ employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals. These additional payments may be significant to certain financial intermediaries and other persons, and may be an important factor in a financial intermediary or other person’s willingness to support the sale of the Portfolio through its distribution system.
For 2026, additional payments by the Adviser and ABI and their affiliates to these firms for distribution services and educational support related to the AB Funds are expected to be approximately 0.04% of the average monthly assets of the AB Funds, or approximately $28.5 million. For 2025, the Adviser and ABI and their affiliates paid approximately 0.04% of the average monthly assets of the AB Funds or approximately $27 million for distribution services and educational support related to the AB Funds.
The Portfolio and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AB Fund shares. Please see “Management of the Portfolio—Transfer Agency and Retirement Plan Services” below. These expenses paid by the Portfolio are included in “Other Expenses” under “Fees and Expenses of the Portfolio—Annual Operating Expenses” in the Summary Information at the beginning of this Prospectus.

If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.
Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Portfolio, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.
As of the date of this Prospectus, ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:
ADP Retirement Services
American Enterprise Investment Services
Citigroup Global Markets
Citizens Securities
Dynasty Securities, LLC
Equitable Advisors
FIS Brokerage
Great-West Life & Annuity Insurance Co.
John Hancock Retirement Plan Services
JP Morgan Securities
LPL Financial
Merrill Lynch
Morgan Stanley

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National Financial/Fidelity
Northwestern Mutual Investment Services
Osaic, Inc.
PNC Investments
Principal Life
Raymond James
RBC Wealth Management
Robert W. Baird
Rockefeller Financial, LLC
Sanctuary Wealth Group
Truist Investment Services
UBS Financial Services
US Bancorp Investments
Wells Fargo Advisors
Although the Portfolio may use brokers and dealers that sell shares of the Portfolio to effect portfolio transactions, the Portfolio does not consider the sale of AB Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.
HOW TO EXCHANGE SHARES
You may exchange your Portfolio shares for shares of the same class of other AB Mutual Funds provided that the other fund offers the same class of shares. All exchanges are subject to the minimum investment restrictions set forth in the prospectus for the AB Mutual Fund whose shares are being acquired. Your exchange of shares is priced at the next-determined NAV, including any applicable sales charges, after your order is received in proper form. You may request an exchange by mail or telephone. In order to receive a day’s NAV, ABIS must receive and confirm your telephone exchange request by the Portfolio Closing Time on that day. Except with respect to exchanges of Class A, Class C, Class I or Class 1 shares of a Portfolio for Advisor Class shares of the same Portfolio, exchanges of shares as described above in this section are taxable transactions for U.S. federal income tax purposes. The Portfolio may modify, restrict, or terminate the exchange privilege on 60 days’ written notice.
HOW TO SELL OR REDEEM SHARES
You may “redeem” shares (i.e., sell your shares to the Portfolio) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Portfolio receives your redemption request in proper form.

•
Institutional Accounts Held Directly with the Portfolio (including Class 1 shares). If your redemption request is received in proper form by the Portfolio by the Portfolio Closing Time, proceeds are normally sent the same business day.

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Accounts Held through a Financial Intermediary. If your redemption request is received in proper form by your financial intermediary prior to the Portfolio Closing Time, proceeds are normally sent to the financial intermediary on the next business day after settlement of the order. If you are in doubt about what procedures or documents are required by your investment program or employee benefit plan to sell your shares, you should contact your financial advisor.

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Class 1 Shares. You may redeem your shares on any day the Exchange is open by sending a written request to Bernstein or your Bernstein Advisor. Your signature must appear on your written redemption order and must be guaranteed by a financial institution that meets Bernstein’s requirements (such as a commercial bank that is a member of the FDIC, a trust company, a member firm of a domestic securities exchange or other institution). An authorized person at the guarantor institution must sign the guarantee and “Signature Guaranteed” must appear with the signature. Signature guarantees by notaries or institutions that do not provide reimbursement in the case of fraud are not acceptable. Signature guarantees may be waived by Bernstein in certain instances. Bernstein may waive the requirement that a redemption request must be in writing. Bernstein may request further documentation from corporations, executors, administrators, trustees or guardians. The sales proceeds will be held in your account with Bernstein unless you have previously provided alternative written instructions.

While not expected, payment of redemption proceeds may take up to seven days from the day your request is received in proper form by the Portfolio by the Portfolio Closing Time. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Portfolio is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 days).
The Portfolio expects, under normal circumstances, to use cash or cash equivalents held by the Portfolio to satisfy redemption requests. The Portfolio may also determine to sell portfolio assets to meet such requests. Under certain circumstances, including stressed market conditions, the Portfolio may determine to pay a redemption request by distributing wholly or partly in kind securities from its portfolio, instead of cash.
Sale In-Kind. The Portfolio normally pays proceeds of a sale of Portfolio shares in cash. However, the Portfolio has reserved the right to pay the sale price in whole or in part by a distribution in-kind of securities in lieu of cash. If the redemption payment is made in-kind, the securities received will be subject to market risk and may decline in value. In addition, you may incur brokerage commissions if you elect to sell the securities for cash.
The Portfolio may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the U.S. federal securities laws.
Selling Shares Through Your Broker or Financial Advisor
Your broker or financial advisor must receive your sales request by the Portfolio Closing Time for you to receive that day’s NAV, less any applicable CDSC. Your broker or financial advisor is responsible for submitting all necessary documentation to the Portfolio and may charge you a fee for this service.

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Selling Shares Directly to the Portfolio
By Mail
•	Send a signed letter of instruction or stock power, along with certificates, to:
AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003

•	For certified or overnight deliveries, send to:
AllianceBernstein Investor Services, Inc.
8000 IH 10 W, 13th floor
San Antonio, TX 78230

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For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, ABIS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact ABIS.

By Telephone
•
You may redeem your shares for which no stock certificates have been issued by telephone request. Call ABIS at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) with instructions on how you wish to receive your sale proceeds.

•	ABIS must receive and confirm a telephone redemption request by the Portfolio Closing Time for you to receive that day’s NAV, less any applicable CDSC.

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For your protection, ABIS will request personal or other information from you to verify your identity and will generally record the calls. Neither the Portfolio nor the Adviser, ABIS, ABI or other Portfolio agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that ABIS reasonably believes to be genuine.

•	If you have selected electronic funds transfer in your Mutual Fund Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

•	Redemption requests by electronic funds transfer or check may not exceed $100,000 per Portfolio account per day (except Institutional Class shares).

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Telephone redemption is not available for shares held in nominee or “street name” accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

Other
Purchases and redemptions in the Portfolio will be executed at the Portfolio Closing Time. Investments receive the full dividend for a day if an order and Federal funds or bank wire monies are received by ABIS, the Portfolio’s transfer agent, by that time for the Portfolio on that day.
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
The AB Mutual Funds’ Directors have adopted policies and procedures designed to detect and deter frequent purchases and redemptions of AB mutual fund shares or excessive or short-term trading that may disadvantage long-term fund shareholders. As a money market fund that seeks to maintain a constant NAV of $1.00 per share, the Portfolio is not an effective vehicle for short-term trading activity. The Portfolio reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason.
HOW THE PORTFOLIO VALUES ITS SHARES
The Portfolio’s NAV, which is the price at which shares of the Portfolio are sold and redeemed, is expected to be constant at $1.00 per share, although this price is not guaranteed. The NAV is calculated on any day the Exchange is open at the close of regular trading (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the Exchange is closed; however, the Portfolio may elect to, but is not required to, remain open for the purposes of processing certain transactions (excluding exchanges into and out of the Portfolio) and calculating the NAV even on days that the Exchange is closed in the following circumstances:

1)	The Federal Reserve System is open;

2)	The primary trading markets for the Portfolio’s portfolio instruments are open; and

3)	The Adviser believes there is an adequate market to meet purchase and redemption requests.
The calculation of NAV in such circumstances will ordinarily be made when the Portfolio closes for business on that day.
To calculate NAV, the Portfolio’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Portfolio values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

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MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER
The Portfolio’s investment adviser is AllianceBernstein L.P., 501 Commerce Street, Nashville, TN 37203. The Adviser, which is a controlled indirect subsidiary of Equitable Holdings, Inc., is a leading global investment adviser supervising client accounts with assets as of June 30, 2026 totaling approximately $905.5 billion (of which over $169 billion represented assets of registered investment companies). As of June 30, 2026, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 11 of the nation’s FORTUNE 100 companies), for public employee retirement funds in 32 of the 50 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 26 registered investment companies managed by the Adviser, comprising approximately 91 separate investment portfolios, had as of June 30, 2026 approximately 1.8 million shareholder accounts.
The Adviser provides investment advisory services and order placement facilities for the Portfolio. For these advisory services, the Portfolio paid the Adviser 0.20% of average daily net assets, after advisory fee waivers, during the fiscal year ended April 30, 2026. A discussion regarding the basis for the approval of the Portfolio’s investment advisory agreement by the Board of Directors of AB Fixed-Income Shares, Inc. is available in the Portfolio’s Form N-CSR for the fiscal year ended April 30, 2026.
TRANSFER AGENCY AND RETIREMENT PLAN SERVICES
ABIS acts as the transfer agent for the Portfolio. ABIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.
Many Portfolio shares are owned by financial intermediaries for the benefit of their customers. Retirement plans may also hold Portfolio shares in the name of the plan, rather than the participant. In those cases, the Portfolio often does not maintain an account for you. Thus, some or all of the transfer agency functions for these and certain other accounts are performed by the financial intermediaries and plan recordkeepers. Financial intermediaries and recordkeepers, which may have affiliated financial intermediaries that sell shares of the AB Mutual Funds, may be paid by the Portfolio, the Adviser, ABI and ABIS (i) account fees in amounts up to $19 per account per annum, (ii) asset-based fees of up to 0.25% (except in respect of a limited number of intermediaries) per annum of the average daily assets held through the intermediary, or (iii) a combination of both. These amounts do not include fees for shareholder servicing that may be paid separately by the Portfolio pursuant to its Rule 12b-1 plan. Amounts paid by the Portfolio for these services are included in “Other Expenses” under “Fees and Expenses of the Portfolio” in the Summary Information section of this Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan “platforms” that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.
Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.
For more information, please refer to the Portfolio’s SAI, call your financial advisor or visit our website at www.abfunds.com.

18

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Portfolio’s net income is calculated at the Portfolio Closing Time, and paid as dividends to shareholders. The dividends are automatically invested in additional shares in your account, unless you specify otherwise. These additional shares are entitled to dividends on the following days resulting in compounding growth of income.
The Portfolio expects that its distributions will primarily consist of net income, or, if any, short-term capital gains as opposed to long-term capital gains. For U.S. federal income tax purposes, the Portfolio’s dividend distributions of net income (or short-term capital gains) that are not tax-exempt will be taxable to you as ordinary income. Any distributions attributable to long-term capital gains of the Portfolio may be taxable to you as long-term capital gains. The Portfolio’s distributions also may be subject to certain state and local taxes.
Each year shortly after December 31, the Portfolio will send tax information to shareholders stating the amount and type of all of its distributions for the year. The Portfolio is required to withhold 24% of taxable dividends, capital gains distributions, if any, and redemptions paid to shareholders who have not provided the Portfolio with their correct taxpayer identification number. To avoid this, a shareholder must provide a correct taxpayer identification number.
You are encouraged to consult your tax adviser about the U.S. federal, state and local tax consequences in your particular circumstances.

19

ADDITIONAL INFORMATION

CYBER SECURITY RISK
As the use of the Internet and other technologies has become more prevalent in the course of business, the Portfolio and its service providers, including the Adviser, have become more susceptible to operational and financial risks associated with cyber security. While measures have been developed that are designed to reduce the risks associated with cyber security incidents, there can be no assurance that those measures will be effective, particularly since the Portfolio does not control the cyber security defenses or plans of its service providers, financial intermediaries and companies with which those entities do business and companies in which the Portfolio invests. Cyber security incidents may result in financial losses to the Portfolio and its shareholders, and substantial costs may be incurred in seeking to prevent or minimize future cyber security incidents.
See “Cyber Security Risk” in the Portfolio’s SAI for additional information.
GENERAL INFORMATION
Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days or longer as permitted by U.S. federal securities law. The Portfolio reserves the right to close an account that has remained below $1,000 for 90 days.
During drastic economic or market developments, you might have difficulty in reaching ABIS by telephone, in which event you should issue written instructions to ABIS. ABIS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. ABIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.
Shareholder Services. ABIS offers a variety of shareholder services. For more information about these services or your account, call ABIS’s toll-free number, (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares). Some services are described in the Mutual Fund Application.
Householding. Many shareholders of the AB Mutual Funds have family members living in the same home who also own shares of the same funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one fund account and to reduce expenses of the fund, all AB Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as “householding”, does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call ABIS at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares). We will resume separate mailings for your account within 30 days of your request.
Portfolio Holdings. Detailed information about the Portfolio’s portfolio holdings as of the last day of the most recent calendar month is posted on the Adviser’s website at www.alliancebernstein.com/funds/us/money-market/government-money-market-portfolio.html (click on “Holdings & Characteristics”). This information is updated within five business days after the end of each month and will remain available online for at least six months. The information provides a link to the SEC’s website where the most recent 12 months of publicly available information filed by the Portfolio may be obtained. The Portfolio’s SAI includes a description of the policies and procedures that apply to disclosure of the Portfolio’s portfolio holdings.

20

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial statements have been audited by Ernst & Young LLP, the independent registered public accounting firm for the Portfolio. The report of the independent registered public accounting firm, along with the Portfolio’s financial statements, is included in the Portfolio’s Form N-CSR for its most recent fiscal year, which was filed with the SEC and is available upon request.

	CLASS A
	Year Ended April 30,
	2026	2025		2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00

Income From Investment Operations
Net investment income(a)(b)	.0381	.0462	(c)	.0519	.0326	.0003
Net realized and unrealized gain (loss) on investment transactions	.0001	.0007	(d)	(.0002)	(.0040)	.0000	(e)
Contributions from affiliates	– 0 –	– 0 –		– 0 –	– 0 –	.0000	(e)

Net increase in net asset value from operations	.0382	.0469		.0517	.0286	.0003

Less: Dividends and Distributions
Dividends from net investment income	(.0382)	(.0469)		(.0517)	(.0286)	(.0003)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –		– 0 –	– 0 –	(.0000	)(e)

Total dividends and distributions	(.0382)	(.0469)		(.0517)	(.0286)	(.0003)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return
Total investment return based on net asset value(f)	3.89%	4.79	%(c)	5.29%	2.89%	.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,969,448	$8,371,336		$5,085,850	$1,684,218	$572,827
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.24%	.23%		.19%	.16%	.07%
Expenses, before waiver/reimbursements	.49%	.49%		.50%	.51%	.52%
Net investment income(b)	3.81%	4.62	%(c)	5.19%	3.26%	.03%

	CLASS C
	Year Ended April 30,
	2026		2025		2024	2023	2022
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00

Income From Investment Operations
Net investment income(a)(b)	.0383		.0460	(c)	.0517	.0269	.0004
Net realized and unrealized gain (loss) on investment transactions	(.0001	)(d)	.0008	(d)	(.0001)	.0016 (d)	(.0001	)(d)
Contributions from affiliates	– 0 –		– 0 –		– 0 –	– 0 –	.0000	(e)

Net increase in net asset value from operations	.0382		.0468		.0516	.0285	.0003

Less: Dividends and Distributions
Dividends from net investment income	(.0382)		(.0468)		(.0516)	(.0285)	(.0003)
Distributions from net realized gain on investment transactions	– 0 –		– 0 –		– 0 –	– 0 –	(.0000	)(e)

Total dividends and distributions	(.0382)		(.0468)		(.0516)	(.0285)	(.0003)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return
Total investment return based on net asset value(f)	3.89%		4.79	%(c)	5.29%	2.89%	.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,276		$19,142		$10,314	$7,354	$8,933
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.24%		.23%		.19%	.17%	.08%
Expenses, before waiver/reimbursements	.99%		.99%		1.00%	1.02%	1.02%
Net investment income(b)	3.83%		4.60	%(c)	5.17%	2.69%	.04%
See footnote summary on page 24.

21

	ADVISOR CLASS
	Year Ended April 30,
	2026	2025		2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00

Income From Investment Operations
Net investment income(a)(b)	.0382	.0463	(c)	.0518	.0330	.0003
Net realized and unrealized gain (loss) on investment transactions	.0000 (e)	.0006	(d)	(.0001)	(.0044)	.0000	(e)
Contributions from affiliates	– 0 –	– 0 –		– 0 –	– 0 –	.0000	(e)

Net increase in net asset value from operations	.0382	.0469		.0517	.0286	.0003

Less: Dividends and Distributions
Dividends from net investment income	(.0382)	(.0469)		(.0517)	(.0286)	(.0003)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –		– 0 –	– 0 –	(.0000	)(e)

Total dividends and distributions	(.0382)	(.0469)		(.0517)	(.0286)	(.0003)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return
Total investment return based on net asset value(f)	3.89%	4.79	%(c)	5.29%	2.89%	.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,004,309	$980,661		$549,837	$240,009	$63,926
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.24%	.23%		.19%	.16%	.07%
Expenses, before waiver/reimbursements	.24%	.24%		.25%	.26%	.27%
Net investment income(b)	3.82%	4.63	%(c)	5.18%	3.30%	.03%

	CLASS I
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net investment income(a)(b)	.0382	.0467	.0519	.0315	.0003
Net realized and unrealized gain (loss) on investment transactions	.0001	.0002 (d)	(.0001)	(.0026)	.0000	(e)
Contributions from affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.0000	(e)

Net increase in net asset value from operations	.0383	.0469	.0518	.0289	.0003

Less: Dividends and Distributions
Dividends from net investment income	(.0383)	(.0469)	(.0518)	(.0289)	(.0003)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	– 0 –	– 0 –	(.0000	)(e)

Total dividends and distributions	(.0383)	(.0469)	(.0518)	(.0289)	(.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return
Total investment return based on net asset value(f)	3.90%	4.80%	5.31%	2.92%	.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,796	$84,437	$67,012	$51,083	$27,447
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.23%	.21%	.17%	.13%	.07%
Expenses, before waiver/reimbursements	.23%	.23%	.24%	.23%	.23%
Net investment income(b)	3.82%	4.67%	5.19%	3.15%	.03%
See footnote summary on page 24.

22

	CLASS 1
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net investment income(a)(b)	.0373	.0461	.0515	.0326	.0004
Net realized and unrealized gain (loss) on investment transactions	.0002	.0001 (d)	.0000 (d)	(.0036)	(.0001)
Contributions from affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.0000	(e)

Net increase in net asset value from operations	.0375	.0462	.0515	.0290	.0003

Less: Dividends and Distributions
Dividends from net investment income	(.0375)	(.0462)	(.0515)	(.0290)	(.0003)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	– 0 –	– 0 –	(.0000	)(e)

Total dividends and distributions	(.0375)	(.0462)	(.0515)	(.0290)	(.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return
Total investment return based on net asset value(f)	3.81%	4.71%	5.27%	2.94%	.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,656,751	$5,886,796	$6,277,677	$5,774,108	$2,791,781
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.31%	.29%	.20%	.12%	.07%
Expenses, before waiver/reimbursements	.31%	.31%	.32%	.32%	.31%
Net investment income(b)	3.73%	4.61%	5.15%	3.26%	.04%

	CLASS AB
	Year Ended April 30,
	2026	2025		2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00

Income From Investment Operations
Net investment income(a)(b)	.0384	.0472		.0520	.0280	.0003
Net realized and unrealized gain (loss) on investment transactions	.0001	(.0001	)(d)	.0000 (d)	.0010 (d)	.0000	(e)
Contributions from affiliates	– 0 –	– 0 –		– 0 –	– 0 –	.0000	(e)

Net increase in net asset value from operations	.0385	.0471		.0520	.0290	.0003

Less: Dividends and Distributions
Dividends from net investment income	(.0385)	(.0471)		(.0520)	(.0290)	(.0003)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –		– 0 –	– 0 –	(.0000	)(e)

Total dividends and distributions	(.0385)	(.0471)		(.0520)	(.0290)	(.0003)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return
Total investment return based on net asset value(f)	3.92%	4.82%		5.33%	2.94%	.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,208,192	$7,889,267		$8,613,050	$7,751,879	$6,778,429
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.21%	.19%		.15%	.11%	.07%
Expenses, before waiver/reimbursements	.21%	.21%		.22%	.21%	.21%
Net investment income(b)	3.84%	4.72%		5.20%	2.80%	.03%
See footnote summary on page 24.

23

	INSTITUTIONAL CLASS
	Year Ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations
Net investment income(a)(b)	.0384	.0470	.0521	.0275	.0003
Net realized and unrealized gain (loss) on investment transactions	.0001	.0001 (d)	(.0001)	.0015 (d)	.0000 (e)
Contributions from affiliates	– 0 –	– 0 –	– 0 –	– 0 –	.0000 (e)

Net increase in net asset value from operations	.0385	.0471	.0520	.0290	.0003

Less: Dividends and Distributions
Dividends from net investment income	(.0385)	(.0471)	(.0520)	(.0290)	(.0003)
Distributions from net realized gain on investment transactions	– 0 –	– 0 –	– 0 –	– 0 –	.0000 (e)

Total dividends and distributions	(.0385)	(.0471)	(.0520)	(.0290)	(.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return
Total investment return based on net asset value(f)	3.92%	4.82%	5.32%	2.94%	.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,893,113	$1,366,700	$2,050,854	$1,879,973	$1,913,742
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.21%	.20%	.15%	.11%	.07%
Expenses, before waiver/reimbursements	.21%	2.10%	.22%	.21%	.21%
Net investment income(b)	3.84%	4.70%	5.21%	2.75%	.03%

(a)	Based on average shares outstanding.

(b)	Net of fees waived and expenses reimbursed.

(c)
During the year ended April 30, 2025, the Adviser reimbursed the Portfolio for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Class A	$.0000	.00%	.00%
Class C	$.0000	.00%	.00%
Advisor Class	$.0000	.00%	.00%

(d)
Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(e)	Amount is less than $.00005.

(f)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

24

APPENDIX A

Hypothetical Investment and Expense Information

The following supplemental hypothetical investment information provides additional information calculated and presented in a manner different from expense information found under “Fees and Expenses of the Portfolio” in this Prospectus about the effect of the Portfolio’s expenses, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Portfolio assuming a 5% return each year. Except as otherwise indicated, the chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Portfolio is the same as stated under “Fees and Expenses”. Additional information concerning the fees and expenses incurred by the Portfolio may be found at FINRA’s Fund Analyzer web page (available at https://tools.finra.org/fund_analyzer/). Your actual expenses may be higher or lower.

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$51.45	$10,448.55
2	10,448.55	522.43	10,970.98	53.76	10,917.22
3	10,917.22	545.86	11,463.08	56.17	11,406.91
4	11,406.91	570.35	11,977.26	58.69	11,918.57
5	11,918.57	595.93	12,514.50	61.32	12,453.18
6	12,453.18	622.66	13,075.84	64.07	13,011.77
7	13,011.77	650.59	13,662.36	66.95	13,595.41
8	13,595.41	679.77	14,275.18	69.95	14,205.23
9	14,205.23	710.26	14,915.49	73.09	14,842.40
10	14,842.40	742.12	15,584.52	76.36	15,508.16
Cumulative		$6,139.97		$631.81

A-1

APPENDIX B—FINANCIAL INTERMEDIARY WAIVERS

NOTE: Terms used by a financial intermediary in this Appendix do not necessarily have the same legal meaning as the same or similar terms used elsewhere in the Prospectus.
Waivers Specific to Merrill Lynch (“Merrill”)

Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill

•
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares purchased through a Merrill investment advisory program

•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

•
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

•	Shares purchased by eligible persons associated with the Fund as defined in this Prospectus (e.g., the Fund’s officers or trustees)

•
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family, (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•	Shares sold due to return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•
Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

•
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement

•
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement
Waivers Specific to Morgan Stanley

Effective July 1, 2018, shareholders purchasing Portfolio shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Portfolio’s Prospectus or SAI.

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided that (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Ameriprise Financial

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of a Portfolio through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

•	Transaction size breakpoints, as described in the Portfolio’s Prospectus or SAI.

•	Rights of accumulation (ROA), as described in the Portfolio’s Prospectus or SAI.

•	Letter of intent, as described in the Portfolio’s Prospectus or SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the Portfolio through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

•
Shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•
Shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load-waived shares, that waiver will also apply to such exchanges.

•	Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI:

•	Redemptions due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus or SAI

•	Redemptions made in connection with a return of excess contributions from an IRA account

•	Shares purchased through a Right of Reinstatement (as defined above)

•	Redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Waivers Specific to Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each Entity’s Affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Portfolio shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James

•	Shares purchased in an investment advisory program

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

•
Shares purchased from the proceeds of redemptions within the same fund family, provided that (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

•
A shareholder in the Portfolio’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Portfolio if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC Waivers on Classes A and C Shares Available at Raymond James

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Return of excess contributions from an IRA Account

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Portfolio’s Prospectus

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

•	Shares acquired through a right of reinstatement
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of Rights of Accumulation only if the shareholder notifies his or her financial advisor about such assets

•
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of Letters of Intent only if the shareholder notifies his or her financial advisor about such assets

Waivers Specific to Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, if you purchase Portfolio shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI.
Front-end sales charge* waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares acquired through a right of reinstatement

•	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC waivers on Classes A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Shares purchased in connection with a return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the required age based on applicable rules

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney

•	Shares acquired through a right of reinstatement

•	Shares exchanged into the same share class of a different fund

Front-end sales charge* discounts available at Janney: breakpoints, Rights of Accumulation, and/or Letters of Intent

•	Breakpoints as described in the Portfolio’s Prospectus

•
Rights of Accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•
Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of Letters of Intent only if the shareholder notifies his or her financial advisor about such assets

*	Also, referred to as an “initial sales charge”
Waivers Specific to Oppenheimer & Co. Inc. (“OPCO”)

Effective May 1, 2020, shareholders purchasing Portfolio shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at OPCO

•
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through an OPCO affiliated investment advisory program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

•
A shareholder in the Portfolio’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Portfolio if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•	Employees and registered representatives of OPCO or its affiliates and their family members

•	Directors or Trustees of the Portfolio, and employees of the Portfolio’s investment adviser or any of its affiliates, as described in the Prospectus
CDSC Waivers on Classes A and C Shares Available at OPCO

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Return of excess contributions from an IRA Account

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus

•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•	Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after January 24, 2025, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of AB Mutual Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
Rights of Accumulation (“ROA”)

•
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of AB Mutual Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)

•
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

•
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:

•
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.

•
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment. Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):

•	The redemption and repurchase occur in the same account.

•
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover amount fees, and reinvestments from non-mutual fund products.

•
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

•	Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.

•	Purchases of Class 529-A shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.

•	Systematic withdrawals with up to 10% per year of the account value.

•	Return of excess contributions from an Individual Retirement Account (IRA).

•
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•	Shares exchanged in an Edward Jones fee-based program.

•	Shares acquired through NAV reinstatement.

•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts

•	Initial purchase minimum: $250

•	Subsequent purchase minimum: none
Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform

•	A 529 account held on an Edward Jones Platform

•	An account with an active systematic investment plan or LOI
Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.
Waivers Specific to Robert W. Baird & Co. (“Baird”)

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

•	Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

•
Shares purchased within 90 days following a redemption from an Alliance Bernstein Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•
A shareholder in the Fund’s Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Shares bought due to returns of excess contributions from an IRA Account

•
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoint as described in this prospectus

•
Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Alliance Bernstein assets held by accounts within the purchaser’s household at Baird. Eligible Alliance Bernstein assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Alliance Bernstein through Baird, over a 13-month period of time
Waiver Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 31, 2020, shareholders purchasing Portfolio shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver:
Front-end Sales Load Waiver on Class A Shares

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Portfolio pursuant to Stifel’s policies and procedures
Waivers Specific to J.P. Morgan Securities LLC

Effective September 29, 2023, if you purchase or hold Portfolio shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in the Portfolio’s Prospectus or SAI.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

•
Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy

•
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts

•	Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts

•	Shares purchased through rights of reinstatement

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC
Class C to Class A share conversion

•
A shareholder in the Portfolio’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same Portfolio if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

•	Shares sold upon the death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Portfolio’s Prospectus

•	Shares purchased in connection with a return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares acquired through a right of reinstatement
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

•	Breakpoints as described in the Prospectus

•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Portfolio’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets

•	Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable)
Waivers Specific to Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)

Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
The following information has been provided by Wells Fargo Advisors:
Effective April 1, 2026, clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the prospectus or statement of additional information (“SAI”). In all instances, it is the investor’s responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Class A Share Front-End Sales Charge Waivers
Wells Fargo Advisors clients purchasing or converting to Class A shares of a Fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:

•
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward, employees of affiliate businesses will not be offered NAV.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Contingent Deferred Sales Charge

•	Contingent deferred sales charges (“CDSC”) imposed on fund redemptions will not be rebated based on future purchases.
Class A Front-End Load Discounts
Wells Fargo Advisors clients purchasing Class A shares of a Fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:

•
Effective April 1, 2026, SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.

•
Effective April 1, 2026, employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or Keogh plans.

•	Gifts of shares will not be considered when determining breakpoint discounts.

For more information about the Portfolio, the following documents are available upon request:

•	ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS AND FORM N-CSR FILINGS
The Portfolio’s annual and semi-annual reports to shareholders and filings on Form N-CSR contain additional information on the Portfolio’s investments. In the Portfolio’s filings on Form N-CSR, you will find the Portfolio’s annual and semi-annual financial statements.

•	STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Portfolio has an SAI, which contains more detailed information about the Portfolio, including its operations and investment policies. The Portfolio’s SAI and the independent public accounting firm’s report and financial statements in the Portfolio’s most recent annual report are incorporated by reference into (and are legally part of) this Prospectus.
You may request a free copy of the current annual/semi-annual report or the SAI, or make inquiries concerning the Portfolio, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By Mail:	c/o AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003

By Phone:	For Information: (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) For Literature: (800) 227-4618

On the Internet:	www.abfunds.com
You may also view reports and other information about the Portfolio, including the SAI, by visiting the EDGAR database on the Securities and Exchange Commission’s website (http://www.sec.gov). Copies of this information can be obtained, for a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You may find more information about the Adviser and the Portfolio on the Internet at: www.abfunds.com.
The [A/B] logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.
File No. 811-06068
PRO-0110-0826

AB FIXED-INCOME SHARES, INC.

AB Government Money Market Portfolio

(Class A – AEAXX; Class C – AECXX; Advisor Class – AEYXX;

Class I – AIEXX; Class 1 – AGRXX; Class AB – MYMXX;

Institutional Class – GMOXX)

c/o AllianceBernstein Investor Services, Inc.

P.O. Box 786003, San Antonio, Texas 78278-6003

Toll Free: (800) 221-5672

((877) 241-7645 with respect to Class AB and Institutional Class shares)

STATEMENT OF ADDITIONAL INFORMATION

August 31, 2026

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the current prospectus, dated August 31, 2026, for the AB Government Money Market Portfolio (the “Portfolio”) of AB Fixed-Income Shares, Inc. (the “Fund”) (the “Prospectus”). The Portfolio is not currently offering its Class Z shares. Financial statements for the Portfolio for the fiscal year ended April 30, 2026 are included in the Portfolio’s Form N-CSR, filed with the Securities and Exchange Commission (the “SEC”) on July 2, 2026, and are incorporated into the SAI by reference. Copies of the Prospectus and the Portfolio’s annual report may be obtained by contacting AllianceBernstein Investor Services, Inc. (“ABIS”) at the address or telephone number shown above or on the Internet at www.abfunds.com.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

The Fund is an open-end investment company. The Portfolio, a series of the Fund, is described in the Prospectus, which is supplemented by this SAI. The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. As is true with all investment companies, there can be no assurance that the Portfolio’s objective will be achieved. If a percentage restriction is adhered to at the time of an investment, except with respect to borrowing, a later increase or decrease in the percentage resulting from a change in the value or net assets will not constitute a violation of that restriction.

The Portfolio is a “money market fund” that seeks to maintain a stable net asset value, or NAV, of $1.00 per share. The Portfolio pursues its objective by maintaining a portfolio of high-quality U.S. Dollar-denominated money market securities. The Portfolio invests at least 99.5% of its total assets in cash, marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) (“U.S. Government securities”) and repurchase agreements that are collateralized fully. Collateralized fully means collateralized by cash or government securities.

The Portfolio also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.

The Portfolio may also invest in when-issued securities and the securities of other money market funds to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Portfolio invests in securities in accordance with Rule 2a-7 under the 1940 Act. Accordingly, under Rule 2a-7, the Portfolio will invest in securities that at the time of investment have remaining maturities not exceeding 397 days. The Portfolio is subject under Rule 2a-7 to maturity limits. Currently, the maximum dollar-weighted average maturity of the Portfolio’s investments is limited to 60 days or less and the dollar-weighted average life of the Portfolio’s investments is limited to 120 days or less. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the maturity of an adjustable rate security will be determined without regard to interest rate adjustments.

The Portfolio is also subject to minimum daily and weekly liquidity requirements under Rule 2a-7. The Portfolio must hold at least 25% of its total assets in daily liquid assets as defined in Rule 2a-7, determined at the time of acquisition of a security. Daily liquid assets are defined in Rule 2a-7 as cash; direct obligations of the U.S. Government; securities that will mature, without reference to interest rate adjustments, or are subject to a demand feature that is exercisable and payable, within one business day; or amounts receivable and due unconditionally within one business day on pending sales of Portfolio securities. The Portfolio must also hold at least 50% of its total assets in weekly liquid assets, which are defined in Rule 2a-7 as cash; direct obligations of the U.S. Government; Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States that: (A) are issued at a discount to the principal amount to be repaid at maturity without provision for the payment of interest, and (B) have a remaining maturity date of 60 days or less; securities that will mature, without reference to interest rate adjustments, or are subject to a demand feature that is exercisable and payable, within five business days; or amounts receivable and due unconditionally within five business days on pending sales of Portfolio securities.

On July 12, 2023, the SEC adopted amendments to Rule 2a-7 (“Money Market Fund Reforms”) that removed the provisions in Rule 2a-7 that permitted a money market fund to suspend redemptions. The Money Market Fund Reforms also removed the link between liquidity fees and impaired liquidity of the Portfolio’s investments, permitting a government money market fund, such as the Portfolio, to impose a discretionary liquidity fee if the fund’s board of directors determines that a liquidity fee is in the best interests of the fund. These changes under the Money Market Fund Reforms became effective on October 2, 2023. The Fund’s Board of Directors (the “Board”) previously determined not to impose liquidity fees on, or suspend, redemptions.

General

The Portfolio intends to comply with Rule 2a-7 under the 1940 Act, as amended from time to time, including the portfolio quality, maturity and diversification conditions imposed by the Rule. To the extent that the Portfolio’s limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

Pursuant to Rule 2a-7, the Portfolio may invest only in U.S. Dollar-denominated securities that at the time of acquisition, are “Eligible Securities”, as that term is defined in Rule 2a-7. A U.S. Government security is an Eligible Security. Eligible Securities also include a security that has a remaining maturity of 397 days or less that the Portfolio’s investment adviser, AllianceBernstein L.P. (the “Adviser”) (as delegate for the Board) determines presents minimal credit risks to the Portfolio, which determination must include an analysis of the capacity of the security’s issuer or guarantor to meet its financial obligations, including, to the extent appropriate, consideration of the following factors with respect to the security’s issuer or guarantor: (a) financial condition; (b) sources of liquidity; (c) ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and (d) strength of the issuer or guarantor’s industry within the economy and relative to economic trends, and issuer or guarantor’s competitive position within its industry. In addition, securities issued by other registered money market funds are Eligible Securities.

Portfolio Policies

Except as otherwise provided, the investment objective and policies of the Portfolio are not designated “fundamental policies” within the meaning of the 1940 Act and may, therefore, be changed by the Board without a shareholder vote. However, the Portfolio will not change its investment objective without 60 days’ prior written notice to shareholders.

The Portfolio invests at least 99.5% of its total assets in cash, U.S. Government securities and repurchase agreements that are collateralized fully.

The Portfolio also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days’ prior written notice to shareholders.

The Portfolio’s investments may include the following:

1. U.S. Government Securities. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Financing Bank, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury and others are supported by the right of the issuer to borrow from the Treasury. These securities are considered U.S. Government securities for the purposes of Rule 2a-7 under the 1940 Act.

2. Repurchase agreements related to U.S. Government securities that are collateralized fully. A repurchase agreement is collateralized fully if, among other things, the collateral consists entirely of U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor on an agreed-upon future date, normally one day or a week later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate that is effective for the period of time the buyer’s money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into only with banks (including State Street Bank and Trust Company, the Fund’s Custodian), broker-dealers and the Fixed Income Clearing Corporation, a securities clearing agency registered with the SEC, each determined to be creditworthy by the Adviser. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement may not be greater than 397 days as currently required by Rule 2a-7. If a counterparty defaulted on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. The Portfolio may enter into agreements with a limited number of counterparties, which may increase the Portfolio’s exposure to counterparty credit risk. A repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully. The Portfolio may only invest in repurchase agreements pertaining to the marketable obligations of, or marketable obligations guaranteed by, the U.S. Government, its agencies or instrumentalities.

Additional Investment Policies

The following investment policies supplement those set forth above for the Portfolio.

Floating- and Variable-Rate Obligations

The Portfolio may also purchase floating- and variable-rate obligations, including floating- and variable-rate demand notes and bonds, that meet the definition of “government security” under Rule 2a-7. The Portfolio may invest in variable- and floating-rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security’s interest rate is tied. The Portfolio may also purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days’ notice.

Illiquid Securities

Pursuant to Rule 2a-7, the Portfolio will not invest in illiquid securities if immediately after such investment more than 5% of the Portfolio’s net assets would be invested in such securities. Under Rule 2a-7, an illiquid security is one that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value attributed to it by the Portfolio.

Following the purchase of an illiquid security by the Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of illiquid securities.

Investments in Other Investment Companies

The Portfolio may invest in the securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

Reverse Repurchase Agreements

While the Portfolio has no plans to do so, it may also enter into reverse repurchase agreements, which involve the sale of money market securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Portfolio does not currently intend to enter into such agreements.

When-Issued Securities

The Portfolio is permitted to purchase “when-issued” securities related to the types of securities in which it is permitted to invest. With respect to these securities, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and, thus, no interest accrues to the Portfolio from the transaction. When-issued securities may be sold prior to the settlement date. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its NAV. The Portfolio’s investments in when-issued securities are subject to the risk of market fluctuations because the Portfolio agrees to buy the securities at a certain price, even though the market price of the securities at the time of delivery may be lower than the agreed-upon purchase price.

General

While there are many kinds of short-term securities used by money market investors, the Portfolio, in keeping with its primary investment objective of safety of principal, generally invests in the types summarized above. Net income to shareholders is aided both by the Portfolio’s ability to make investments in large denominations and by efficiencies of scale. Also, the Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of the Portfolio’s investments may decrease during periods of rising interest rates and may increase during intervals of falling rates. These changes in value are usually smaller for short-term debt securities, such as those in which the Portfolio invests, than for debt securities with longer maturities. In addition, when interest rates on securities in which the Portfolio invests remain low, or are negative, for an extended period, the Portfolio’s susceptibility to interest rate risk may be magnified and the Portfolio may have difficulties in providing a positive yield, paying expenses out of Portfolio assets, or maintaining a stable NAV at $1.00.

In a negative interest rate environment, debt instruments may trade at negative yields, which means that the purchaser of the instrument may receive at maturity less than the total amount invested. To the extent the Portfolio holds a debt or other instrument with a negative interest rate, the Portfolio would generate a negative return on that instrument.

Cyber Security Risk

As the use of the Internet and other technologies has become more prevalent in the course of business, the Portfolio and its service providers, including the Adviser, have become more susceptible to operational and financial risks associated with cyber security. Cyber security incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cyber security failures or breaches of the Portfolio or its service providers or the issuers of securities in which the Portfolio invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cyber security incidents, there can be no assurance that those measures will be effective, particularly since the Portfolio does not control the cyber security defenses or plans of its service providers, financial intermediaries and companies with which those entities do business and companies in which the Portfolio invests.

Cyber security incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Portfolio or shareholder assets, Portfolio or customer data (including private shareholder information), or proprietary information, or cause the Portfolio, the Adviser, and/or the Portfolio’s service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality, or prevent Portfolio shareholders from purchasing, redeeming, or exchanging shares or receiving distributions. The Portfolio and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Cyber security incidents may result in financial losses to the Portfolio and its shareholders, and substantial costs may be incurred in seeking to prevent or minimize future cyber security incidents.

Merger, Reorganization, or Liquidation of the Portfolio

To the extent permitted by law, the Board may determine to merge or reorganize the Portfolio or a share class, or to close and liquidate the Portfolio or a share class at any time, which may have adverse consequences for shareholders. In the case of a liquidation of the Portfolio or share class, shareholders are expected to receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Portfolio or the class, as applicable. In the event the Board determines to liquidate the Portfolio or a share class, the timing of the liquidation might not be the most favorable to certain shareholders. A liquidating distribution may be a taxable event to certain shareholders, resulting in a taxable gain or loss for tax purposes, depending upon a shareholder’s basis in the shareholder’s shares of the Portfolio. A shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Participation in Litigation and Other Activities Relating to Portfolio Investments

The Portfolio may, directly or indirectly, seek to assert its rights as a shareholder, bondholder or owner of other interests in, or assets of, an issuer in which the Portfolio has invested, including through instituting legal actions against the issuer and related or unrelated parties. To the extent it engages in these activities, the Portfolio could incur certain expenses (such as legal, consulting, and similar expenses) that it may not recoup through the investment, and such expenses could increase the Portfolio’s operating expenses or cost basis of the investment and could adversely affect the value of the investment and the Portfolio’s net asset value. From time to time, the Portfolio may seek to reduce or eliminate these expenses by coordinating its activities with other investors or by agreeing with a party engaged to fund the legal action to reduce any potential recovery from the matter to compensate such party for its services.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following fundamental investment policies, which may not be changed without approval by the vote of a majority of the Portfolio’s outstanding voting securities, which means the affirmative vote of (1) 67% or more of the shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less.

As a matter of fundamental policy, the Portfolio:

1. may not concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;1

2. may not issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. For purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security;

3. may not make loans except through (a) the purchase of debt obligations in accordance with its investment objective and policies; (b) the lending of portfolio securities;

[1]	This limitation does not apply to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

(c) the use of repurchase agreements; or (d) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act;

4. may not purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;

5. may purchase or sell commodities or options thereon to the extent permitted by applicable law; or

6. may not act as an underwriter of securities, except that the Portfolio may acquire restricted securities under circumstances in which, if such securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933.

As a fundamental policy, the Portfolio is diversified under the safe harbor provisions of Rule 2a-7(d)(3)(v).

MANAGEMENT OF THE PORTFOLIO

The Adviser

The Adviser, a Delaware limited partnership with principal offices at 501 Commerce Street, Nashville, TN 37203, has been retained under an investment advisory agreement (the “Advisory Agreement”) to provide investment advice and, in general, to conduct the management and investment program of the Portfolio under the supervision of the Fund’s Board. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940, as amended.

The Adviser is a leading global investment management firm supervising client accounts with assets as of June 30, 2026, totaling approximately $905.5 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide.

Equitable Holdings, Inc. (formerly AXA Equitable Holdings, Inc.) (“EQH”) is a leading financial services company in the U.S. and consists of two well-established principal franchises, Equitable Financial Life Insurance Company and AllianceBernstein.

AllianceBernstein Corporation (an indirect wholly-owned subsidiary of EQH) owns 100,000 general partnership units in AllianceBernstein Holding L.P. (“AB Holding”) and a 1% general partnership interest in the Adviser.

As of December 19, 2024, the Adviser entered into a master exchange agreement with EQH providing for the issuance by the Adviser of up to 10,000,000 of the issued and outstanding units representing assignments of beneficial ownership interest in the Adviser (“AB Units”) to EQH in exchange for an equal number of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in AB Holding (“AB Holding Units”) owned by EQH, with such exchanges to occur over the next two years. Each AB Holding Unit exchanged will be retired following the exchange. On December 19, 2024, EQH and the Adviser exchanged 5,211,194 AB Units for AB Holding Units and the AB Holding Units were retired.

During the second quarter of 2025, EQH announced the final results of its cash tender offer to purchase up to 46,000,000 AB Holding Units. A total of 19,682,946 AB Holding Units, equaling a 17.9% economic interest in AB Holding, were properly tendered.

On July 10, 2025, the Adviser entered into an amended exchange agreement to increase the AB Units that remained available for exchange from 4,788,806 AB Units to 19,682,946 AB Units. At the time the amended exchange agreement was entered into, the Adviser and EQH exchanged 19,682,946 AB Units for AB Holding Units and the acquired AB Holding Units were retired. Following the exchange, the amended exchange agreement was terminated.

As of June 30, 2026, the direct ownership structure of the Adviser, expressed as a percentage of general and limited partnership interests, was as follows:

Equitable Holdings and its subsidiaries	68.0%
AllianceBernstein Holding L.P.	31.3%
Unaffiliated holders	0.7%

100.0%

Including both the general partnership and limited partnership interests in AB Holding and the Adviser, EQH and its subsidiaries have an approximate 68.1% economic interest in the Adviser as of June 30, 2026.

On March 26, 2026, EQH and Corebridge Financial, Inc. (“Corebridge”) entered into a merger agreement (the “Transaction”) to combine their businesses. Through a series of transactions, both EQH and Corebridge will continue to operate as direct, wholly-owned subsidiaries of a newly formed parent holding company (“HoldCo”). Upon closing, HoldCo will become the ultimate parent entity, to be renamed “Equitable Holdings, Inc.”, and its common stock will trade on the New York Stock Exchange. Upon completion of the Transaction, Corebridge stockholders are expected to own approximately 51% of HoldCo, with EQH stockholders owning approximately 49%, and the 14-member board of directors of HoldCo will include seven directors designated by Corebridge and seven directors designated by EQH. No changes to the Adviser’s executive leadership, senior management, operating model, or ownership structure are anticipated as a result of the Transaction.

Under the 1940 Act, an investment advisory agreement between a registered investment company, such as the Fund, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act).

The closing of the Transaction may be deemed to cause an “assignment” of the investment advisory agreement between the Fund and the Adviser. As a result, the closing of the Transaction may cause the investment advisory agreement to terminate automatically in accordance with its terms. At in-person meetings of the Fund’s Board held on May 5-7, 2026, the Board voted unanimously to (i) approve a new investment advisory agreement for the Fund, the terms and conditions of which will be identical to those of the existing investment advisory agreement in all material respects, and (ii) recommend that the Fund’s shareholders approve the new investment advisory agreement. Shareholders approved the new investment advisory agreement at a meeting held on August 3, 2026. The new investment advisory agreement will take effect upon the closing of the Transaction.

The completion of the merger remains subject to customary closing conditions, including the receipt of required regulatory approvals and approval of stockholders of both Corebridge and EQH.

Advisory Agreement and Expenses

The Adviser serves as investment manager and adviser to the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Fund’s Board.

Under the Portfolio’s Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Portfolio’s portfolio of securities and investments, and provides persons satisfactory to the Fund’s Board to serve as the Portfolio’s officers. Such officers or employees may be employees of the Adviser or its affiliates.

The Adviser is, under the Portfolio’s Advisory Agreement, responsible for certain expenses incurred by the Portfolio, including, for example, office facilities, and any expenses incurred in promoting the sale of shares of the Portfolio (other than the costs of printing prospectuses of the Portfolio and other reports to shareholders and fees related to registration with the SEC and with state regulatory authorities).

The Portfolio has contractually agreed to pay a monthly fee to the Adviser at an annualized rate of 0.20% of the Portfolio’s average daily net assets. Effective September 1, 2024, the Adviser discontinued the contractual agreement to waive 0.05% of the management fee upon the expiration of the term of the agreement on August 31, 2024. Effective September 1, 2024, the Portfolio pays the Adviser 0.20% of the average daily net assets for investment advisory services. The Adviser had previously contractually agreed to waive 0.05% of the management fee through August 31, 2024. For a number of years prior to September 1, 2023, the Adviser waived 0.10% of the management fee. For the fiscal years ended April 30, 2024, April 30, 2025 and April 30, 2026, the Adviser received from the Portfolio advisory fees of $13,667,599, $3,801,399 and $0, respectively. For the fiscal years ended April 30, 2024, April 30, 2025 and April 30, 2026, to maintain the minimum yield, the Adviser waived an additional $0, $0 and $0, respectively, of advisory fees voluntarily.

The Portfolio has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Portfolio by the Adviser, the Portfolio may employ its own personnel. The Advisory Agreement provides for reimbursement to the Adviser of the costs of certain non-advisory services provided to the Portfolio. Costs currently reimbursed include the costs of the Adviser’s personnel performing certain administrative services for the Portfolio, including clerical, accounting, legal and other services (“administrative services”), and associated overhead costs, such as office space, supplies and information technology. The administrative services are provided to the Portfolio on a fully-costed basis (i.e., includes each person’s total compensation and a factor reflecting the Adviser’s total cost relating to that person, including all related overhead expenses). The reimbursement of these costs to the Adviser will be specifically approved by the Board. During the Portfolio’s fiscal years ended April 30, 2026, April 30, 2025 and April 30, 2024 the Portfolio paid to the Adviser a total of $113,968 (net of $0 waived by the Adviser), $147,671 (net of $0 waived by the Adviser) and $127,908 (net of $0 waived by the Adviser), respectively, with respect to such services.

The Advisory Agreement continues in effect from year to year, provided that its continuance is specifically approved at least annually by a vote of a majority of the Portfolio’s outstanding voting securities or by the Fund’s Board, and in either case, by a majority of the Directors who are not parties to the Advisory Agreement or “interested persons” of any such party at a meeting called for the purpose of voting on such matter. Most recently, continuance of the Advisory Agreement was approved for an additional annual term by the Board, including a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, at meetings held on August 4-5, 2026.

Any material amendment to the Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the Portfolio and by vote of a majority of the Directors who are not interested persons of the Portfolio or the Adviser. The Advisory Agreement may be terminated without penalty on 60 days’ written notice at the option of either party, by vote of a majority of the outstanding voting securities of the Portfolio, by a vote of a majority of the Directors or by the Adviser and will automatically terminate in the event of assignment.

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is the investment adviser to the following registered investment companies: AB Active ETFs, Inc., AB Bond Fund, Inc., AB Cap Fund, Inc., AB Core Opportunities Fund, Inc., AB Corporate Shares, AB Discovery Growth Fund, Inc., AB Equity Income Fund, Inc., AB Global Bond Fund, Inc., AB Global Risk Allocation Fund, Inc., AB High Income Fund, Inc., AB Institutional Funds, Inc., AB Large Cap Growth Fund, Inc., AB Municipal Income Fund, Inc., AB Municipal Income Fund II, AB Relative Value Fund, Inc., AB Sustainable Global Thematic Fund, Inc., AB Sustainable International Thematic Fund, Inc., AB Trust, AB Variable Products Series Fund, Inc., Bernstein Fund, Inc., Sanford C. Bernstein Fund, Inc. and The AB Portfolios, all registered open-end investment companies; and to AllianceBernstein Global High Income Fund, Inc. (“AGHIF”), AB Multi-Manager Alternative Fund (“AMMAF”) and AllianceBernstein National Municipal Income Fund, Inc. (“ANMIF”), all registered closed-end investment companies. The registered investment companies for which the Adviser serves as investment adviser are referred to collectively below as the “AB Funds Complex”, while all of these investment companies, except Bernstein Fund, Inc. and Sanford C. Bernstein Fund, Inc. (the “SCB Funds”) and AMMAF, are referred to collectively below as the “AB Funds.” A list of the current funds in the AB Funds Complex that are mutual funds offering retail share classes (“AB Mutual Funds”) is available under “Purchase of Shares—Sales Charge Reduction Programs for Class A Shares—Combined Purchase Privilege” below.

Board of Directors Information

Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS,* AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUNDS COMPLEX*** OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS

Garry L. Moody,# Chair of the Board 74 (2010)	Private Investor since prior to 2021. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax Department. He served as a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council from October 2019 through September 2023, where he	90	None

NAME, ADDRESS,* AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUNDS COMPLEX*** OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
	also served as Chairman of its Governance Committee from October 2021 through September 2023. He has served as Chairman of the AB Funds and Chairman of the Independent Directors Committees of the AB Funds since January 2023; he has served as a director or trustee of the AB Funds since 2008; and served as Chairman of the Audit Committees of the AB Funds from 2008 to February 2023. He has served as a director or trustee and Chair of the AB Funds Complex and Chair of the Independent Directors Committees of the AB Funds Complex since January 2025.

R. Jay Gerken,# 75 (2025)	Private Investor since prior to 2021. Formerly, member of the Board of Associated Bank from 2014 to June 2026; President and Chief Executive Officer of Legg Mason Partners Fund Advisor, LLC, and President & Board Member of The Legg Mason and Western Asset mutual funds from 2005 until June 2013. Previously, he was the President and Chair of the boards of the Citigroup Asset Management mutual funds from 2002 to 2005; Portfolio Manager and Managing Director, Smith Barney Asset Management from 1993 to 2001 and President & CEO, Directions Management of Shearson Lehman, Inc. from 1988 to 1993. He was Chair of the SCB Funds Board and the AMMAF Board from July 2023 to December 2024; he has served as a director or	90	None

NAME, ADDRESS,* AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUNDS COMPLEX*** OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
	trustee of the SCB Funds since July 2013 and AMMAF since December 2018 and served as Chair of the Audit Committees of the SCB Funds from July 2018 to June 2023 and Chair of the Audit Committee of AMMAF from December 2018 to June 2023. He has served as a director or trustee of the AB Funds Complex since January 2025.

Jeffrey R. Holland,# 60 (2025)	Private Investor since prior to 2021. Formerly, Limited Partner of Brown Brothers Harriman & Co. from 2014 to 2018. Prior thereto, General Partner of Brown Brothers Harriman & Co. from 2006 to 2013. He has served as a director or trustee of the SCB Funds and AMMAF since September 2019 and served as Chair of the Audit Committees of such Funds from July 2023 to December 2024. He has served as a director or trustee of the AB Funds Complex since January 2025.	90	None

Jeanette W. Loeb,# 74 (2020)	Private Investor since prior to 2021. Director of New York City Center since 2005. Formerly, Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to April 2023. She was a director of MidCap Financial Investment Corporation (business development company) from August 2011 to July 2023 and a director of AMMAF from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to	90	None

NAME, ADDRESS,* AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUNDS COMPLEX*** OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
	1994, including as a partner thereof from 1986 to 1994. She has served as a director or trustee of the AB Funds since April 2020 and has served as Chair of the Governance and Nominating Committees of the AB Funds since August 2023. She has served as a director or trustee of the AB Funds Complex and as Chair of the Governance and Nominating Committees of the AB Funds Complex since January 2025.

John A. Lovito,#,^ 61 (June 2026)	Private Investor since 2025. Formerly, Co-Chief Investment Officer Global Fixed Income/SVP at American Century Investments (2009-2025) where he held a number of senior positions including as a member of the Investment Oversight Committee, Product and Markets Committee and Extended Management Committee; Managing Director at Neuberger Berman (2001-2008) where he was a member of the Investment Committee and Lead Portfolio Manager for Global and International Strategies; and Portfolio Manager at Brown Brothers Harriman & Co. (1986-2001); he has served as a director or trustee of the AB Funds Complex since June 1, 2026.	90	None

Carol C. McMullen,# 71 (2016)	Private Investor since prior to 2021. Formerly, a Member of the Advisory Board of Butcher Box from 2018 until March 2025, where she also served as Advisory Board Chair from June 2023 until March 2025; Managing Director of	90	None

NAME, ADDRESS,* AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUNDS COMPLEX*** OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
	Slalom Consulting (consulting) from 2014 until July 2023; member, Mass General Brigham (formerly, Partners Healthcare) Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards. She has served as a director or trustee of the AB Funds since June 2016 and has served as Chair of the Audit Committees of such Funds since February 2023. She has served as a director or trustee of the AB Funds Complex and as Chair of the Audit Committees of the AB Funds Complex since January 2025.

Emilie D. Wrapp,+,# 70	Private Investor since July 2023. Formerly, Senior Vice President,	90	None

NAME, ADDRESS,* AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUNDS COMPLEX*** OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
(2025)	Counsel, Assistant Secretary & Senior Mutual Fund Legal Advisor of the Adviser++ (January 2023 – June 2023). Prior thereto, Senior Vice President, Assistant Secretary, Counsel, and Head of Mutual Fund & Retail Legal of the Adviser++; Senior Vice President, Assistant General Counsel and Assistant Secretary of AllianceBernstein Investments, Inc. (“ABI”) since prior to 2021 until June 2023. She served as a member of the Advisory Board to the AB Funds from January 2024 to December 2024 (to May 2025 with respect to ANMIF and AGHIF). She has served as a director or trustee of the Unitary Board since January 2025, and has served as a director or trustee of the AB Funds Complex since May 2025.

INTERESTED DIRECTOR

Alexander Chaloff, +++ 54 (2025)	Senior Vice President of the Adviser++, with which he has been associated since prior to 2021. He has been Chief Investment Officer and Head of Investment & Wealth Strategies of Bernstein Private Wealth Management since April 2023. He previously served as Co-Head from 2020 to May 2023 and currently serves as Head of the Investment Strategy Group. Prior to joining Bernstein Private Wealth Management in 2005, he was a managing director at Wilshire Associates, a leading global investment consultant, serving on	90	None

NAME, ADDRESS,* AGE AND (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION	PORTFOLIOS IN AB FUNDS COMPLEX*** OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
the firm’s investment committee. He has served as President and Chief Executive Officer of the SCB Funds and AMMAF since April 2023. He has served as a director or trustee of the Unitary Board since January 2025 and has served as a director or trustee of the AB Funds Complex since March 2025.

*

The address for each of the Portfolio’s Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department – Mutual Fund Legal, 66 Hudson Boulevard East, 28th Floor, New York, NY 10001.

**	There is no stated term of office for the Fund’s Directors.

***

The registered investment companies for which the Adviser serves as investment adviser are referred to collectively as the “AB Funds Complex”. At a meeting held on July 18, 2024, shareholders of funds in the AB Funds Complex (excluding, AGHIF and ANMIF) elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. Effective May 8, 2025, Ms. Wrapp was appointed to serve as a Director of AGHIF and ANMIF.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

+	Prior to May 1, 2026, Ms. Wrapp was an “interested person”, as defined in Section 2(a)(19) of the 1940 Act, of the Fund because of her former role with the Adviser.

++	The Adviser is an affiliate of the Fund.

+++	Mr. Chaloff is an “interested person”, as defined in Section 2(a)(19) of the 1940 Act, of the Company because of his affiliation with the Adviser.

^	Effective June 1, 2026, Mr. Lovito became a Director of the Fund.

The business and affairs of the Fund are overseen by the Board. Directors who are not “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Directors”, and Directors who are “interested persons” of the Fund are referred to as “Interested Directors”. Certain information concerning the Fund’s governance structure and each Director is set forth below.

Experience, Skills, Attributes, and Qualifications of the Fund’s Directors. The Governance and Nominating Committee of the Board, which is composed of Independent Directors, reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board, and conducts a similar review in connection with the proposed nomination of current Directors for re-election by shareholders at any annual or special meeting of shareholders. In evaluating a candidate for nomination or election as a Director, the Governance and Nominating Committee considers the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Board believes contributes to good governance for the Fund. In assessing diversity of experience, the Governance and Nominating Committee takes account of a candidate’s educational and professional background, but also the diversity of experience a candidate derives from race, gender, ethnicity, religion, nationality, disability, sexual orientation, or cultural background. Additional information concerning the Governance and Nominating Committee’s consideration of nominees appears in the description of the Committee below.

The Board believes that, collectively, the Directors have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. The Board has concluded that, based on each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors, each Director is qualified and should continue to serve as such.

In determining that a particular Director was and continues to be qualified to serve as a Director, the Board has considered a variety of criteria, none of which, in isolation, was controlling. In addition, the Board has taken into account the actual service and commitment of each Director during his or her tenure (including the Director’s commitment and participation in Board and committee meetings, as well as his or her current and prior leadership of standing committees, working groups and ad hoc committees) in concluding that each should continue to serve. Additional information about the specific experience, skills, attributes and qualifications of each Director, which in each case led to the Board’s conclusion that the Director should serve (or continue to serve) as a director of the Fund, is provided in the table above and in the next paragraph.

Among other attributes and qualifications common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them (including information requested by the Directors), to interact effectively with the Adviser, other service providers, counsel and the Fund’s independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. In addition to his or her service as a Director of the Fund and other Funds in the AB Funds Complex as noted in the table above: Mr. Chaloff has business, finance and investment management experience as Head of Investment & Wealth Strategies of Bernstein Private Wealth Management of the Adviser, and he has served as President and Chief Executive Officer of the SCB Funds and AMMAF since April 2023; Mr. Gerken has investment management experience as a portfolio manager and executive officer, and he served as Chair of the SCB Funds Board and AMMAF Board from July 2023 to December 2024 and served as Chair of the Audit Committees of the SCB Funds from July 2018 to June 2023 and Chair of the Audit Committee of AMMAF from December 2018 to June 2023; Mr. Holland has business experience as a senior executive of a financial services firm, including experience in provision of custody and other services to investment funds globally, and he served as Chair of the Audit Committees of the SCB Funds and AMMAF from July 2023 to December 2024; Ms. Loeb has extensive experience in the financial services industry and in business more generally, including as a former executive and partner of a large global financial services company and as Chief Executive Officer of a private e-commerce company, a director and audit committee member of a large publicly traded business development company, and a director or trustee of numerous non-profit organizations including the United Nations Development Corporation and New York City Center and has served as Chair of the Governance and Nominating Committees of the AB Funds since August 2023 and has served as the Chair of the Governance and Nominating Committees of the AB Funds Complex since January 2025; Mr. Lovito has extensive investment management experience having served as Co-Chief Investment Officer of Global Fixed Income of a large investment management firm where he was also Co-Chair of the Global Fixed Income Investment Committee and a member of the firm’s Investment Oversight, Product and Markets and Expanded Management Committees, he also served as a portfolio manager at multiple investment management firms; Ms. McMullen has experience in talent management for a global technology consulting firm, served on the advisory board of a privately held e-commerce company, has served as director of a variety of privately held firms and non-profit boards (including as director of one of the 10 largest healthcare systems in the U.S. and Chair of a top U.S. community hospital), has extensive asset management industry experience including as Director of Global Investment Research for a major fund company and President of Wealth Management for a regional bank, and has served as Chair of the Audit Committees of the AB Funds since February 2023 and as the Chair of the Audit Committees of the AB Funds Complex since January 2025; Mr. Moody, a certified public accountant, has extensive experience in the asset management industry as a senior executive of a large fund complex and as Vice Chairman and U.S. and Global Investment Management Practice Managing Partner for a major accounting firm, and served as a member of the Board of Governors of the Investment Company Institute, the leading association representing regulated funds, including mutual funds, exchange-traded funds and closed-end funds, from October 2019 through September 2023, and also the Governing Council of the Independent Directors Council, a group created by the Investment Company Institute that aims to advance the education, communication and policy positions of investment company independent directors, where he also served as the Chairman of the Governance Committee from October 2021 through September 2023, served as Chairman of the Audit Committees of the AB Funds from 2008 to February 2023, served as Chairman of the AB Funds and the Independent Directors Committees of the AB Funds in 2023 and 2024, and has served as Chair of the AB Funds Complex and the Independent Directors Committees of the AB Funds Complex since January 2025; and Ms. Wrapp has extensive experience in the investment management industry, including as Senior Vice President, Assistant Secretary, Counsel and Head of Mutual Fund & Retail Legal of the Adviser, and as Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI, Chief Legal Officer and Secretary of the AB Funds and other registered investment companies advised by the Adviser, and has had extensive involvement in fund industry organizations including committees and working groups of the Investment Company Institute, and she served as an Advisory Board Member to the AB Funds from January 2024 to December 2024 (to May 2025 with respect to ANMIF and AGHIF). The disclosure herein of a director’s experience, qualifications, attributes and skills does not impose on such director any duties, obligations or liability that are greater than the duties, obligations, and liability imposed on such director as a member of the Board and any committee thereof in the absence of such experience, qualifications, attributes and skills.

Board Structure and Oversight Function. The Board is responsible for oversight of the management of the Fund. The Fund has engaged the Adviser to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Adviser and the Fund’s other service providers in the operations of the Fund in accordance with the Fund’s investment objective and policies and otherwise in accordance with its Prospectus, the requirements of the 1940 Act and other applicable U.S. Federal, state and other securities and other laws, and the Fund’s charter and bylaws. The Board meets at regularly scheduled meetings four times throughout the year. In addition, the Directors may meet at special meetings or on an informal basis at other times. The Independent Directors also regularly meet without the presence of any representatives of management. As described below, the Board has established three standing committees - the Audit, Governance and Nominating and Independent Directors Committees - and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. Each committee is composed exclusively of Independent Directors. The responsibilities of each committee, including its oversight responsibilities, are described further below. The Independent Directors have also engaged independent legal counsel, and may from time to time engage consultants and other advisors, to assist them in performing their oversight responsibilities.

An Independent Director serves as Chair of the Board. The Chair’s duties include setting the agenda for each Board meeting in consultation with management, presiding at each Board meeting, meeting with management between Board meetings, and facilitating communication and coordination between the Independent Directors and management. The Directors have determined that the Board’s leadership by an Independent Director and its committees composed exclusively of Independent Directors is appropriate because they believe it sets the proper tone to the relationships between the Fund, on the one hand, and the Adviser and other service providers, on the other, and facilitates the exercise of the Board’s independent judgment in evaluating and managing the relationships. In addition, the Fund is required to have an Independent Director as Chair pursuant to certain 2003 regulatory settlements involving the Adviser.

Risk Oversight. The Fund is subject to a number of risks, including investment, compliance and operational risks, including cyber risks. Day-to-day risk management with respect to the Fund resides with the Adviser or other service providers (depending on the nature of the risk), subject to supervision by the Adviser. The Board has charged the Adviser and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrable and material adverse effects on the Fund; (ii) to the extent appropriate, reasonable or practicable, implementing processes and controls reasonably designed to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously, and to revise as appropriate, the processes and controls described in (i) and (ii) above.

Risk oversight forms part of the Board’s general oversight of the Fund’s investment program and operations and is addressed as part of various regular Board and committee activities. The Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers. Each of these persons has an independent interest in risk management but the policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. Oversight of risk management is provided by the Board and the Audit Committee. The Directors regularly receive reports from, among others, management (including the Chief Risk Officer of the Adviser), the Fund’s Chief Compliance Officer, the Fund’s independent registered public accounting firm, the Adviser’s internal legal counsel, the Adviser’s Chief Compliance Officer and internal auditors for the Adviser, as appropriate, regarding risks faced by the Fund and the Adviser’s risk management programs. In addition, the Directors receive regular updates on cyber security matters from the Adviser.

Not all risks that may affect the Fund can be identified, nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost-effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors the Fund’s ability to manage risk is subject to substantial limitations.

Board Committees. The Board has three standing committees—an Audit Committee, a Governance and Nominating Committee, and an Independent Directors Committee. The members of the Audit, Governance and Nominating and Independent Directors Committees are identified above.

The function of the Audit Committee is to assist the Board in its oversight of the Fund’s accounting and financial reporting policies and practices. The Audit Committee met three times during the Fund’s most recently completed fiscal year.

The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions on the Board. The Governance and Nominating Committee met five times during the Fund’s most recently completed fiscal year.

The Board has adopted a charter for its Governance and Nominating Committee. Pursuant to the charter, the Committee assists the Board in carrying out its responsibilities with respect to governance of the Fund and identifies, evaluates, selects and nominates candidates for the Board. The Committee may also set standards or qualifications for Directors and reviews at least annually the performance of each Director, taking into account factors such as attendance at meetings, adherence to Board policies, preparation for and participation at meetings, commitment and contribution to overall work of the Board and its committees, and whether there are health or other reasons that might affect the Director’s ability to perform his or her duties. The Committee may consider candidates for nomination as Directors submitted by the Fund’s current Board members, officers, the Adviser, shareholders and other appropriate sources.

Pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of the Portfolio’s common stock or shares of beneficial interest for at least two years prior to the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Fund begins to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Portfolio owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors’ and officers’ questionnaire if elected; (iv) the shareholder’s consent to be named as such by the Fund; (v) the class or series and number of all shares of the Portfolio of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. “Associated Person of the shareholder” means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate’s relevant knowledge, experience, and expertise, the candidate’s ability to carry out his or her duties in the best interests of the Fund, and the candidate’s ability to qualify as an Independent Director. When assessing a candidate for nomination, the Committee considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board.

The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the Independent Directors, such as review and approval of the Advisory, Distribution Services and Transfer Agency Agreements. The Independent Directors Committee met nine times during the Fund’s most recently-completed fiscal year.

The dollar range of the Fund’s securities owned by each Director and the aggregate dollar range of securities of funds in the AB Funds Complex owned by each Director are set forth below.

DIRECTOR	Dollar Range of Equity Securities in the Fund as of December 31, 2025	Aggregate Dollar Range of Equity Securities in the AB Funds Complex as of December 31, 2025
INDEPENDENT DIRECTORS
R. Jay Gerken	None	Over $100,000
Jeffrey R. Holland	None	Over $100,000
Jeanette W. Loeb	None	Over $100,000
John A. Lovito*	None	None
Carol C. McMullen	None	Over $100,000
Garry L. Moody	$10,001-$50,000	Over $100,000
Emilie D. Wrapp	$10,001-$50,000	Over $100,000

INTERESTED DIRECTOR
Alexander Chaloff	None	None

*	Mr. Lovito was appointed as a Director of the Fund effective June 1, 2026.

Officer Information

Certain information concerning the Fund’s officers is set forth below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS

Onur Erzan, 50	President and Chief Executive Officer	President of the Adviser**, with which he has been associated since January 2021, and he oversees the Private Wealth Management, Global Private Alternatives and Global Asset Management Distribution businesses, in addition to the firm’s Strategy and Corporate Development functions. He serves as Chair of the AB Operating Committee and is also a member of the Equitable Holdings Management Committee. President and Chief Executive Officer of the AB Mutual Funds, ANMIF and AGHIF since April 2021 and the AB ETFs as of May 2022. Director of AB Funds from April 2021 to December 2024, and from April 2021 to March 2025 with respect to ANMIF and AGHIF. Prior to joining the Adviser in 2021, he was at McKinsey & Company for almost 20 years, where he most recently held the position

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
of senior partner and co-leader of its Wealth & Asset Management practice. He has also served on the boards of Graham Windham and Turkish Philanthropy Funds.

Emma Black, 39	Vice President	Vice President of the Adviser**, with which she has been associated since prior to 2021.

Lucas Krupa, 39	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2021. He is also Head of Liquidity Strategies.

Nancy E. Hay, 54	Secretary	Senior Vice President and Associate General Counsel of the Adviser**, with which she has been associated since prior to 2021 and Assistant Secretary of ABI**.

Michael B. Reyes, 50	Senior Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2021.

Stephen M. Woetzel, 54	Treasurer and Chief Financial Officer	Senior Vice President of ABIS**, with which he has been associated since prior to 2021.

Vercelia Petty, 53	Controller	Vice President of ABIS**, with which she has been associated since prior to 2021.

Jennifer Friedland, 52	Chief Compliance Officer	Senior Vice President of the Adviser**, with which she has been associated since 2021 and Mutual Fund Chief Compliance Officer (of all Funds since January 2023 and of the ETF Funds since 2022) and Director of Subadvisory Fund Compliance.

*	The address for each of the Fund’s officers is 66 Hudson Boulevard East, 28th Floor, New York, NY 10001.
**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Fund. The aggregate compensation paid by the Portfolio to each of the Directors during its fiscal year ended April 30, 2026, the aggregate compensation paid to each of the Directors during calendar year 2025 by the AB Funds Complex, and the total number of registered investment companies (and separate investment portfolios within those companies) in the AB Funds Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. For the calendar year ended December 31, 2025, neither the Fund nor any other registered investment company in the AB Funds Complex provided compensation in the form of pension or retirement benefits to any of its directors, trustees or advisory board members Each of the Directors is a director or trustee of one or more other registered investment companies in the AB Funds Complex.

Name of Director of the Fund	Aggregate Compensation from the Fund	Total Compensation from the AB Funds Complex, including the Fund	Total Number of Registered Investment Companies in the AB Funds Complex, including the Fund, as to which the Director is a Director or Trustee	Total Number of Investment Funds within the AB Funds Complex, including the Fund, as to which the Director is a Director or Trustee
INDEPENDENT DIRECTORS
Jorge A. Bermudez*	$33,283	$380,000	26	90
Jay Gerken	$33,283	$380,000	26	90
Jeffrey R. Holland	$33,283	$380,000	26	90
Jeanette W. Loeb	$38,287	$437,000	26	90
John A. Lovito**	None	None	26	90
Carol C. McMullen	$39,939	$465,000	26	90
Garry L. Moody	$48,272	$551,000	26	90
Emilie D. Wrapp***	$33,283	$365,862	26	90

INTERESTED DIRECTOR
Alexander Chaloff	None	None	26	90

*	Mr. Bermudez retired as a Director effective May 4, 2026.

**	Mr. Lovito was appointed as a Director of the Fund effective June 1, 2026.

***

Prior to May 1, 2026, Ms. Wrapp was an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Fund because of her former role with the Adviser. Since May 1, 2026 as a Director, she has received the same compensation as the Directors of the Fund who are not “interested persons” of the Fund.

As of August 3, 2026, the Directors and Officers of the Fund as a group owned less than 1% of the outstanding shares of the Portfolio.

Investment Professional Conflict of Interest Disclosure

As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. The Adviser recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AB Mutual Funds, and allocating investment opportunities. Investment professionals of the Adviser, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. The Adviser places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in certain funds managed by the Adviser. The Adviser’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code of Business Conduct and Ethics also requires preclearance of all securities transactions (except transactions in U.S. Treasuries and open-end mutual funds other than mutual funds advised by the Adviser) and imposes a 60-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for clients of the Adviser and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities and Order Aggregation. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. The Adviser has adopted policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients, subject to the exceptions noted below. The policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis), and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to portfolio funds or other investment opportunities (including IPOs) may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. Additional information about the Adviser’s policy relating to the allocation of investment opportunities may be found in the Adviser’s Form ADV, which is updated from time to time.

Generally, all orders in the same security are aggregated in each trading system by the Adviser to facilitate best execution and to reduce overall trading costs. Executions for aggregated orders with the same executing broker are combined to determine one average price. The securities are then allocated to participating accounts using automated algorithms designed to achieve a fair, equitable and objective distribution of the securities over time. When the liquidity in a market is not sufficient to fill all client orders, the Adviser may give priority to certain orders over others. This prioritization is based on objective factors driving the order. Under such circumstances, the Adviser aggregates orders by these factors and subjects each aggregated order to the trade allocation algorithms discussed above. The factors used, in order of priority, are (1) correction of guideline breaches; (2) avoidance of guideline breaches; (3) investing significant new funding and completing tax strategy implementations; (4) investing in services that focus on specific financial instruments or market sectors, (5) avoidance of tracking error on the service/product level; and (6) portfolio rebalancing and optimization. Separate orders with the same priority may be traded using a rotational process that is fair and objective.

The Adviser may not require orders in the same security from different managers to be aggregated where one manager’s investment strategy requires rapid trade execution, provided the Adviser believes that disaggregation will not materially impact other client orders. Certain other clients of the Adviser have investment objectives and policies similar to those of the Portfolio. The Adviser may, from time to time, make recommendations that result in the purchase or sale of a particular security by its other clients simultaneously with a purchase or sale thereof by the Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or the quantity of securities available at a particular price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Portfolio. When two or more of the clients of the Adviser (including the Portfolio) are purchasing or selling the same security on a given day through the same broker or dealer, such transactions are averaged as to price. The securities are then allocated to participating accounts using automated algorithms designed to achieve a fair, equitable and objective distribution of securities over time.

The Adviser’s procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. The Adviser is conscious of these potential conflicts. When the Adviser is providing fiduciary services, the goal of the Adviser’s policies and procedures is to act in good faith and to treat all client accounts in a fair and equitable manner over time, regardless of their strategy, fee arrangements or the influence of their owners or beneficiaries.

Portfolio Manager Compensation

The Adviser’s compensation program for portfolio managers is designed to align with clients’ interests, emphasizing each portfolio manager’s ability to generate long-term investment success for the Adviser’s clients, including the Portfolio. The Adviser also strives to ensure that compensation is competitive and effective in attracting and retaining the highest caliber employees.

Portfolio managers receive a base salary, incentive compensation and contributions to AllianceBernstein’s 401(k) plan. Part of the annual incentive compensation is generally paid in the form of a cash bonus, and part through an award under the firm’s Incentive Compensation Award Plan (ICAP). The ICAP awards vest over a three-year period. Deferred awards are paid in the form of restricted grants of the firm’s Master Limited Partnership Units, and award recipients have the ability to receive a portion of their awards in deferred cash. The amount of contributions to the 401(k) plan is determined at the sole discretion of the Adviser. On an annual basis, the Adviser endeavors to combine all of the foregoing elements into a total compensation package that considers industry compensation trends and is designed to retain its best talent.

The incentive portion of total compensation is determined by quantitative and qualitative factors. Quantitative factors, which are weighted more heavily, are driven by investment performance. Qualitative factors are driven by contributions to the investment process and client success.

The quantitative component includes measures of absolute, relative and risk-adjusted investment performance. Relative and risk-adjusted returns are determined based on the benchmark in the Portfolio’s prospectus and versus peers over one-, three- and five-year calendar periods, with more weight given to longer-time periods. Peer groups are chosen by Chief Investment Officers, who consult with the product management team to identify products most similar to our investment style and most relevant within the asset class. Portfolio managers of the Portfolio do not receive any direct compensation based upon the investment returns of any individual client account, and compensation is not tied directly to the level or change in level of assets under management.

Among the qualitative components considered, the most important include thought leadership, collaboration with other investment colleagues, contributions to risk-adjusted returns of other portfolios in the firm, efforts in mentoring and building a strong talent pool and being a good corporate citizen. Other factors can play a role in determining portfolio managers’ compensation, such as the complexity of investment strategies managed, volume of assets managed and experience.

The Adviser emphasizes four behavioral competencies—relentlessness, ingenuity, team orientation and accountability—that support its mission to be the most trusted advisor to its clients. Assessments of investment professionals are formalized in a year-end review process that includes 360-degree feedback from other professionals from across the investment teams and the Adviser.

EXPENSES OF THE FUND

Distribution Services Agreement

The Fund has entered into a Distribution Services Agreement (the “Agreement”) with ABI, the Fund’s principal underwriter, which has its principal offices at 501 Commerce Street, Nashville, TN 37203, to permit ABI to distribute the Portfolio’s shares and to permit the Portfolio to pay distribution services fees to defray expenses associated with distribution of its Class A shares, Class C shares and Class 1 shares in accordance with a plan of distribution that is included in the Agreement and that has been duly adopted and approved in accordance with Rule 12b-1 adopted by the SEC under the 1940 Act (the “Plan”).

In approving the Plan, the Directors determined that there was a reasonable likelihood that the Plan would benefit the Portfolio and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

The Adviser, from time to time, use its own resources to make payments for distribution services to ABI; the latter in turn pays part or all of such compensation to brokers for their distribution assistance.

The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto (the “Qualified Directors”) and by a vote of the majority of the entire Board at a meeting called for that purpose. Most recently, the Directors approved the continuance of the Plan for an additional annual term at their meetings held on August 4-5, 2026.

All material amendments to the Plan will become effective only upon approval as provided in the preceding paragraph and the Plan may not be amended in order to increase materially the costs that the Portfolio may bear pursuant to the Plan without the approval of a majority of the holders of the outstanding voting shares of the Portfolio or the class or classes of the Portfolio affected.

The Agreement may be terminated (a) by the Fund, on behalf of the Portfolio, without penalty at any time by a majority vote of the holders of the Portfolio’s outstanding voting securities voting separately by class, or by a majority vote of the Qualified Directors or (b) by ABI. To terminate the Plan or the Agreement, any party must give the other parties 60 days’ written notice, except that the Fund may terminate the Plan without giving prior notice to ABI. The Agreement will terminate automatically in the event of its assignment. The Plan is of a type known as a “reimbursement plan”, which means that it reimburses the distributor for the actual costs of services rendered.

In the event that the Plan is terminated by either party or not continued with respect to the Class A shares, Class C shares, or Class 1 shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to ABI with respect to that class, and (ii) the Portfolio would not be obligated to pay ABI for any amounts expended under the Agreement not previously recovered by ABI from distribution services fees in respect of shares of such class or through deferred sales charges.

Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Portfolio as accrued. The distribution services fees attributable to the Class C and Class 1 shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge and at the same time to permit ABI to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge (“CDSC”) and distribution services fee on the Class C shares, and the distribution services fees on Class 1 shares, are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the relevant class of the Portfolio’s shares.

With respect to Class A shares of the Portfolio, distribution expenses accrued by ABI in one fiscal year may not be paid from distribution services fees received from the Portfolio in subsequent fiscal years. ABI’s compensation with respect to Class C and Class 1 shares under the Plan is directly tied to the expenses incurred by ABI. Actual distribution expenses for Class C shares and Class 1 shares for any given year, however, will probably exceed the distribution services fee payable under the Plan with respect to the class involved and, in the case of Class C shares, payments received from CDSCs. The excess will be carried forward by ABI and reimbursed from distribution services fees subsequently payable under the Plan with respect to the class involved and, in the case of Class C shares, payments subsequently received through CDSCs, so long as the Plan is in effect.

Transfer Agency Agreement

ABIS, an indirect wholly-owned subsidiary of the Adviser located principally at 8000 IH 10 W, 13th Floor, San Antonio, TX 78230, acts as the transfer agent for the Fund. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.

ABIS receives a transfer agency fee per account holder of each of the Class AB, Institutional Class, Class A, Class C, Advisor Class and Class I shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to Class C shares is higher than the transfer agency fee with respect to Class A shares, Class I shares and Advisor Class shares reflecting the additional costs associated with the Class C CDSCs. For the fiscal year ended April 30, 2026, the Portfolio paid ABIS $671,953 pursuant to the Transfer Agency Agreement. For the fiscal year ended April 30, 2026, ABIS voluntarily waived $0 for transfer agency fees.

Many Portfolio shares are owned by selected dealers or selected agents, as defined below, financial intermediaries or other financial representatives (“financial intermediaries”) for the benefit of their customers. In those cases, the Portfolio often does not maintain an account for a shareholder holding shares through the financial intermediary. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries. Retirement plans may also hold Portfolio shares in the name of the plan, rather than the participant. Financial intermediaries and recordkeepers, which may have affiliated financial intermediaries that sell shares of the Portfolio, may be paid by the Portfolio, the Adviser, ABI and ABIS (i) account fees in amounts up to $19 per account per annum, (ii) asset-based fees of up to 0.25% (except in respect of a limited number of intermediaries) per annum of the average daily assets held through the intermediary, or (iii) a combination of both. These amounts include fees for shareholder servicing, sub-transfer agency, sub-accounting and recordkeeping services. These amounts do not include fees for shareholder servicing that may be paid separately by the Portfolio pursuant to its Rule 12b-1 plan. Amounts paid by the Portfolio for these services are included in “Other Expenses” under “Fees and Expenses of the Portfolio” in the Summary Information section of the Prospectus. In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan “platforms” that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

PURCHASE OF SHARES

The following information supplements that set forth in the Prospectus under the heading “Investing in the Portfolio”.

General

Shares of the Portfolio are offered on a continuous basis at a price equal to their NAV. Shares of the Portfolio are available to holders of the same class of shares of other AB Mutual Funds who wish to exchange their shares for shares of a money market fund and also may be purchased for cash.

Certain privileges and features described in this section are not available to all share classes. Please contact ABIS at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) for more information about a specific privilege or feature and its applicability to a share class.

Frequent Purchase and Sales of Portfolio Shares

The Directors have adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Portfolio shares or excessive or short-term trading that may disadvantage long-term Portfolio shareholders. These policies are described below. There is no guarantee that the Fund will be able to detect excessive or short-term trading and to identify shareholders engaged in such practices, particularly with respect to transactions in omnibus accounts. Shareholders should be aware that application of these policies may have adverse consequences, as described below, and avoid frequent trading in Portfolio shares through purchases, sales and exchanges of shares. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary.

Risks Associated With Excessive Or Short-Term Trading Generally. Money market funds, such as the Portfolio, are generally not subject to short-term trading strategies. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of fund shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management and cause the Portfolio to sell shares at inopportune times to raise cash to accommodate redemptions relating to short-term trading. In particular, the Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. In addition, the Portfolio may incur increased administrative and other expenses due to excessive or short-term trading, including increased brokerage costs and realization of taxable capital gains.

Funds that may invest significantly in securities of foreign issuers may be particularly susceptible to short-term trading strategies. This is because securities of foreign issuers are typically traded on markets that close well before the time the Portfolio ordinarily calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Portfolio share prices that are based on closing prices of securities of foreign issuers established some time before the fund calculates its own share price (referred to as “time zone arbitrage”). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of securities of foreign issuers to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its NAV. While there is no assurance, the Portfolio expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder’s ability to engage in time zone arbitrage to the detriment of other Portfolio shareholders.

A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in securities of foreign issuers. Any fund that invests in securities that are, among other things, thinly traded or traded infrequently, or that have a limited public float has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as “price arbitrage”).

Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Portfolio should be made for investment purposes only. The Fund seeks to prevent patterns of excessive purchases and sales or exchanges of Portfolio shares to the extent they are detected by the procedures described below, subject to the Fund’s ability to monitor purchase, sale and exchange activity. The Fund reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

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Transaction Surveillance Procedures. The Fund, through its agents, ABI and ABIS, maintains surveillance procedures to detect excessive or short-term trading in Portfolio shares. This surveillance process involves several factors, which include scrutinizing transactions in Portfolio shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Portfolio shares during any 60-day period or purchases of shares followed by a sale within 60 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Fund may consider trading activity in multiple accounts under common ownership, control or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. With respect to managed or discretionary accounts for which the account owner gives his/her broker, investment adviser or other third party authority to buy and sell Portfolio shares, the Fund may consider trades initiated by the account owner, such as trades initiated in connection with bona fide cash management purposes, separately in its analysis. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances.

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Account Blocking Procedures. If the Fund determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the Fund will take remedial action that may include issuing a warning, revoking certain account-related privileges (such as the ability to place purchase, sale and exchange orders over the internet or by phone) or prohibiting or “blocking” future purchase or exchange activity. However, sales of Portfolio shares back to the Portfolio or redemptions will continue to be permitted in accordance with the terms of the Portfolio’s current Prospectus. As a result, unless the shareholder redeems his or her shares, which may have consequences if the shares have declined in value, a CDSC is applicable or adverse tax consequences may result, the shareholder may be “locked” into an unsuitable investment. A blocked account will generally remain blocked for 90 days. Subsequent detections of excessive or short-term trading may result in an indefinite account block or an account block until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Fund that the account holder did not or will not in the future engage in excessive or short-term trading.

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Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Portfolio, particularly among certain brokers, dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund applies its surveillance procedures to these omnibus account arrangements. As required by SEC rules, the Fund has entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Fund, upon the request of the Fund or its agents, with individual account level information about their transactions. If the Fund detects excessive trading through its monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Fund to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Portfolio shares. For certain retirement plan accounts, the Fund may request that the retirement plan or other intermediary revoke the relevant participant’s privilege to effect transactions in Portfolio shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

Purchase of Shares

The Fund reserves the right to suspend the sale of the Portfolio’s shares to the public in response to conditions in the securities markets or for other reasons. If the Portfolio suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange. In addition, the Fund reserves the right, on 60 days’ written notice to modify, restrict or terminate the exchange privilege. In addition, to the extent permitted by law, the Fund reserves the right to merge or reorganize itself or a share class, or to close and liquidate itself or a share class at any time.

A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange, as applicable, of Institutional Class, Class A, Class C, Class I, Class 1 or Advisor Class shares made through such financial intermediary. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Portfolio, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and had no control over, the decision of any financial intermediary to impose such differing requirements.

If you are a Portfolio shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Portfolio that are different from those described in the Prospectus and this SAI. A transaction fee may be charged by your financial intermediary with respect to the purchase or sale of Advisor Class shares made through such financial intermediary.

In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, physical address, social security/taxpayer identification number and ownership/control information (for certain legal entities). Ownership/control information for legal entities may include the name, date of birth, physical address, and identification number (generally a social security or taxpayer identification number) of owners/controlling persons. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

Each class of shares of the Portfolio represents an interest in the same portfolio of investments of the Portfolio, has the same rights and are identical in all respects, except that (i) Class A and Class C shares bear the expense of their respective CDSCs, (ii) Class C shares typically each bear the expense of a higher distribution services fee and higher transfer agency costs, (iii) Class C shares are subject to a conversion feature and will convert to Class A shares under certain circumstances, and (iv) each of Class A, Class C and Class 1 shares has exclusive voting rights with respect to provisions of the Plan pursuant to which its distribution services fee is paid which relates to a specific class and other matters for which separate class voting is appropriate under applicable law, provided that, if the Portfolio submits to a vote of the Class A shareholders an amendment to the Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class C shareholders because the Class C shares convert to Class A shares under certain circumstances, and the Class A shareholders and the Class C shareholders will vote separately by Class. Each class has different exchange privileges and certain different shareholder service options available.

Acquisitions by Exchange

An exchange is effected through the redemption of the AB Mutual Fund shares tendered for exchange and the purchase of shares of the Portfolio at NAV. A shareholder may exchange an investment in an AB Mutual Fund for shares of the same class of the Portfolio if the Portfolio offers shares of the same class. A shareholder exchanging shares of an AB Mutual Fund must give (i) proper instructions and any necessary supporting documents as described in such Portfolio’s prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AB Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, which normally takes up to 10 calendar days following the purchase date. Exchanges of shares of AB Mutual Funds will generally result in the realization of gain or loss for U.S. federal income tax purposes.

Eligible shareholders desiring to make an exchange should telephone ABIS with their account number and other details of the exchange, at (800) 221-5672 between 9:00 a.m. and 4:00 p.m., Eastern time, on a Portfolio business day. A Portfolio business day is each weekday exclusive of days the New York Stock Exchange (the “Exchange”) is closed for business. Telephone requests for exchanges received before the Portfolio Closing Time, which is the close of regular trading on each day the Exchange is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) will be processed as of the close of business on that day. During periods of drastic economic, market, or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI.

Each Portfolio shareholder and the shareholder’s financial intermediary are authorized to make telephone requests for exchanges unless ABIS receives written instructions to the contrary from the shareholder or the shareholder declines the privilege by checking the appropriate box on the Mutual Fund Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

Purchases for Cash

Shares of the Portfolio are offered on a continuous basis at a price equal to their NAV (“Class A shares”), without any initial sales charge, and, as long as the shares are held for a year or more, without any CDSC (“Class C shares”), to Group Retirement Plans and certain investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates eligible to purchase Class I shares, without any initial sales charge or CDSC (“Class I shares”), to investors eligible to purchase Class Z shares, without any initial sales charge or CDSC (“Class Z shares”) (not currently offered), to private clients (“Clients”) of Bernstein Private Wealth Management (“Bernstein”) without any initial sales charge or CDSC (the “Class 1 shares”), to investors eligible to purchase Advisor Class shares without any initial or asset-based sales charge or CDSC (“Advisor Class shares”), to other registered investment companies or collective investment trusts advised by the Adviser and other affiliated accounts, and for the investment of cash collateral related to the AB Mutual Funds’ securities lending programs without any initial sales charge or CDSC (“Class AB shares”), or to institutional investors without any initial sales charge or CDSC (“Institutional Class shares”) in each case described below. “Group Retirement Plans” are defined as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund. Shares of the Portfolio that are offered subject to a CDSC are offered through (i) investment dealers that are members of the Financial Industry Regulatory Authority (“FINRA”) and have entered into selected dealer agreements with ABI (“selected dealers”), (ii) depository institutions and other financial intermediaries, or their affiliates, that have entered into selected agent agreements with ABI (“selected agents”), and (iii) ABI.

Investors may purchase shares of the Portfolio through financial intermediaries. Sales personnel of financial intermediaries distributing the Portfolio’s shares may receive differing compensation for selling different classes of shares.

The Portfolio will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV, which is expected to be constant at $1.00 per share, although this is not guaranteed, next-determined as described below. The applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the Portfolio Closing Time. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary receives the order after the Portfolio Closing Time, the price received by the investor will be based on the NAV determined as of the Portfolio Closing Time on the next business day. The Fund has authorized one or more brokers to receive on its behalf purchase orders. Such brokers are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Following the initial purchase for cash of Portfolio shares, a shareholder may place orders to purchase additional shares for cash by telephone if the shareholder has completed the appropriate portion of the Mutual Fund Application or an Account Options Change Form, both of which may be obtained by calling the “For Literature” telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association (“NACHA”). Telephone purchase requests must be received before the Portfolio Closing Time to receive that day’s public offering price. Telephone purchase requests received after the Portfolio Closing Time are automatically placed the following Portfolio business day, and the applicable public offering price will be the public offering price determined as of the Portfolio Closing Time the following day. Full and fractional shares are credited to a shareholder’s account in the amount of his or her investment.

The NAV of the Portfolio’s shares is computed as of the close of regular trading on any day the Exchange is open (ordinarily, 4:00 p.m., Eastern time, but sometimes earlier, as is the case of scheduled half-day trading or unscheduled suspensions of trading) by dividing the value of the Portfolio’s total assets, less its liabilities, by the total number of its shares then outstanding. For purposes of this computation, the securities in the Portfolio’s portfolio are valued at their amortized cost value. For more information concerning the amortized cost method of valuation of securities, see “Daily Dividends—Determination of Net Asset Value”.

All shares purchased are confirmed to each shareholder and are credited to his or her account at NAV. The Fund reserves the right to reject any purchase order.

Advisor Class shares of the Portfolio are offered to holders of Advisor Class shares of other AB Mutual Funds without any sales charge at the time of purchase or redemption.

The Directors have determined that currently no conflict of interest exists among the classes of shares of the Portfolio. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements

Class A and Class C Shares. Class A and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor intends to subsequently exchange shares for shares of another AB Mutual Fund and other circumstances. Special purchase arrangements are available for Group Retirement Plans. “Group Retirement Plans” are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Portfolio. See “Alternative Purchase Arrangement—Group Retirement Plans and Tax-Deferred Accounts”, below. In addition, ABI will reject any order for more than $1,000,000 of Class C shares.

Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class C shares. However, because sales charges are deducted at the time Class A shares are exchanged for Class A shares of other AB Mutual Funds, investors not qualifying for reduced Class A sales charges who expect to exchange their shares for Class A shares of another AB Mutual Fund and to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that sales charges will be imposed at the time Class A shares are exchanged for Class A shares of other AB Mutual Funds.

Other investors might determine, however, that it would be more advantageous to purchase Class C shares, although these classes are subject to higher continuing distribution charges and, are subject to a CDSC for a one-year period. This might be true of investors who do not wish to pay sales charges on subsequent exchanges of shares.

Class A Shares

The public offering price of Class A shares is their NAV. No sales charge is imposed on Class A shares at the time of purchase. If Class A shares of the Portfolio are purchased for cash and are exchanged for Class A shares of another AB Mutual Fund, the sales charge applicable to the other AB Mutual Fund will be assessed at the time of the exchange.

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under “Contingent Deferred Sales Charge”.

Class C Shares

Investors may purchase Class C shares at the public offering price equal to the NAV per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Portfolio will receive the full amount of the investor’s purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables the Portfolio to sell Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

Eight years after the end of the calendar month in which the shareholder’s purchase order was accepted Class C shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class C shares that have been outstanding long enough for ABI to have been compensated for distribution expenses incurred in the sale of the shares.

Conversion Feature for Class C Shares

For purposes of conversion to Class A shares, Class C shares purchased through the reinvestment of dividends and distributions paid in respect of such shares in a shareholder’s account will be considered to be held in a separate sub-account. Each time any

Class C shares in the shareholder’s account (other than those in the sub-account) convert to Class A shares, an equal pro-rata portion of the Class C shares in the sub-account will also convert to Class A shares.

The conversion to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class C shares to Class A shares does not constitute a taxable event under U.S. federal income tax law. The conversion of Class C shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class C shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years for Class C shares after the end of the calendar month in which the shareholder’s purchase order was accepted.

Contingent Deferred Sales Charge

Class A share purchases of $1,000,000 or more and Class C shares that are redeemed within one year of purchase will be subject to a CDSC of 1%, as will Class A share purchases by certain Group Retirement Plans (see “Alternative Purchase Arrangements—Group Retirement Plans and Tax-Deferred Accounts” below). In determining the CDSC applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because they were acquired upon the reinvestment of dividends or distributions) and, second, of shares held the longest during the time they are subject to the sales charge. The CDSC is applied to the lesser of the NAV at the time of redemption of the Class A shares being redeemed and the cost of such shares (or, as to Portfolio shares acquired through an exchange, the cost of the AB Mutual Fund shares originally purchased for cash). Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the CDSC are paid to ABI and are used by ABI to defray the expenses of ABI related to providing distribution-related services to the Portfolio in connection with the sale of Portfolio shares, such as the payment of compensation to selected dealers and agents for selling Portfolio shares. The combination of the CDSC and the distribution services fee enables the Portfolio to sell shares without a sales charge being deducted at the time of purchase.

The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the United States Internal Revenue Code of 1986, as amended (the “Code”), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 73, (iii) that had been purchased by present or former Directors of the Fund, by a relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with a systematic withdrawal plan (see “Sales Charge Reduction Programs—Systematic Withdrawal Plan,” below), (v) to the extent that the redemption is necessary to meet a plan participant’s or beneficiary’s request for a distribution or loan from a Group Retirement Plan or to accommodate a plan participant’s or beneficiary’s direction to reallocate his or her plan account among other investment alternatives available to a Group Retirement Plan, (vi) due to the complete termination of a trust upon the death of the trustor/grantor, beneficiary, or trustee, but only if the trust termination is specifically provided for in the trust document, or (vii) that had been purchased with proceeds from a distribution resulting from any SEC enforcement action related to trading in shares of AB Mutual Funds through deposit with ABI of the Distribution check. The CDSC is also waived for (i) permitted exchanges of shares, (ii) holders of Class A shares who purchased $1,000,000 or more of Class A shares where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from ABI, or (iii) Class C shares sold through programs offered by financial intermediaries and approved by ABI, where such programs offer only shares that are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for the Portfolio or, in the case of a Group Retirement Plan, a single account for each plan, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares.

Class I Shares

Class I shares are available at NAV to Group Retirement Plans. Class I shares are also available to certain institutional investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates who invest at least $2 million in the Portfolio. Class I shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class I shares are not subject to an initial sales charge, CDSC or distribution services fee.

Class I shares of the Portfolio are also offered to holders of Class I shares of other AB Mutual Funds without any sales charge at the time of purchase or redemption.

Class Z Shares

Class Z shares are available at NAV to certain Group Retirement Plans. Class Z shares generally are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class Z shares are not currently available to Group Retirement Plans in the AllianceBernstein-sponsored programs known as the “Informed Choice” programs. Class Z shares are also available to certain institutional investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates who invest at least $2 million in the Portfolio. Class Z shares are also available to persons participating in certain fee-based programs sponsored and maintained by registered broker-dealers or other financial intermediaries with omnibus account arrangements with the Portfolio.

Class Z shares are not subject to an initial sales charge, CDSC or distribution services fee.

Class 1 Shares

Class 1 shares are sold only to the private clients (“Clients”) of Bernstein by Bernstein registered representatives (“Bernstein Advisors”) and to certain institutional clients of the Adviser. The minimum initial investment for Class 1 shares is $50,000.

Advisor Class Shares

Advisor Class shares may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by ABI, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that purchase shares directly without the involvement of a financial intermediary, (iii) by officers and present or former Directors of the Fund or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investments in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates, relatives of any such person, or any trust, individual retirement account or retirement plan for the benefit of any such person, (iv) by investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser’s Institutional Investment Management Division, (v) by the Adviser, ABI, ABIS and their affiliates; certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates, (vi) by persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services, or clients of broker-dealers or other financial intermediaries who purchase Class A shares for their own accounts through self-directed and/or non-discretionary brokerage accounts with the broker-dealers or financial intermediaries that may or may not charge a transaction fee to its clients, or (vii) through brokerage platforms of firms that have agreements with ABI to offer such shares when acting solely on an agency basis for the purchase of such shares. Officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, are not eligible on the basis solely of such status to purchase and hold Advisor Class shares. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Portfolio in order to be approved by ABI for investment in Advisor Class shares. A commission or other transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary.

Advisor Class shares are not subject to an initial sales charge, CDSC or distribution services fees, and thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class C or Class 1 shares.

Class AB Shares

Class AB shares are available to other registered investment companies or collective investment trusts advised by the Adviser and other affiliated accounts, and for the investment of cash collateral related to the AB Mutual Funds’ securities lending programs.

Institutional Class Shares

Institutional Class shares are available to institutional investors. The minimum initial investment for Institutional Class shares is $20,000,000.

Alternative Purchase Arrangements—Group Retirement Plans and Tax-Deferred Accounts

The AB Mutual Funds offer distribution arrangements for Group Retirement Plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Portfolio, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Group Retirement Plans also may not offer all classes of shares of the Portfolio. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectus and this SAI. The Portfolio is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

Class A Shares. Class A shares are available at NAV to all AllianceBernstein-sponsored Group Retirement Plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k), and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets and 100 or more employees. ABI measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not eligible at the beginning of a month for purchases of Class A shares at NAV meets the asset level or number of employees required for such eligibility, later in that month all purchases by the plan will be subject to a sales charge until the monthly measurement of assets and employees. Class A shares are also available at NAV to Group Retirement Plans.

Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABI in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan’s last purchase of Class C shares.

Class I Shares. Class I shares are available to certain Group Retirement Plans. Class I shares generally are not available to retail non-retirement accounts, traditional Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) plans. Class I shares are not subject to an initial sales charge, CDSC or a distribution services fee.

Class Z Shares (not currently offered). Class Z shares are available to certain Group Retirement Plans. Class Z shares generally are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and

individual 403(b) plans. Class Z shares are not currently available to Group Retirement Plans in the AllianceBernstein-sponsored programs known as the “Informed Choice” programs. Class Z shares are not subject to an initial sales charge, CDSC or distribution services fees.

Choosing a Class of Shares for Group Retirement Plans

Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Portfolio, including maximum and minimum initial investment requirements, that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from the Portfolio’s share class eligibility criteria before determining whether to invest.

Currently, the Portfolio also makes its Class A shares available at NAV to Group Retirement Plans. Because Class I shares and Class Z shares have no CDSC and Rule 12b-1 distribution services fees, plans should consider purchasing Class I or Class Z shares, if eligible, rather than Class A shares.

Sales Charge Reduction Programs for Class A Shares

The AB Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. This section includes important information about sales charge reduction programs available to investors in Class A shares of other AB Mutual Funds that charge an initial sales charge (“Sales Charge Funds”) into which a shareholder may exchange Class A shares of the Portfolio and describes information or records the shareholder may need to provide those Sales Charge Funds or their financial intermediary in order to be eligible for sales charge reduction programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, a Sales Charge Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If the Fund is not notified that a shareholder is eligible for these reductions, the Fund will be unable to ensure that the reduction is applied to the shareholder’s account.

Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of a Sales Charge Fund (or any other AB Mutual Fund) into a single “purchase.” By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under “Alternative Purchase Arrangements.” A “purchase” means a single purchase or concurrent purchases of shares of the Sales Charge Fund or any other AB Mutual Fund by (i) an individual, his or her spouse or domestic partner or the individual’s children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term “purchase” also includes purchases by any “company,” as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of the Sales Charge Fund or shares of other registered investment companies at a discount. The term “purchase” does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Currently, the AB Mutual Funds include:

AB Bond Fund, Inc.

-AB All Market Real Return Portfolio

-AB Bond Inflation Strategy

-AB Income Fund

-AB Municipal Bond Inflation Strategy

-AB Sustainable Thematic Credit Portfolio

-AB Tax-Aware Fixed Income Opportunities Portfolio

AB Cap Fund, Inc.

-AB All China Equity Portfolio

-AB Concentrated Growth Fund

-AB International Growth Portfolio

-AB Emerging Markets Multi-Asset Portfolio

-AB Global Core Equity Portfolio

-AB International Growth Portfolio

-AB Mid Cap Value Portfolio

-AB Select US Equity Portfolio

-AB Select US Long/Short Portfolio

-AB Small Cap Growth Portfolio

-AB Small Cap Value Portfolio

AB Core Opportunities Fund, Inc.

AB Discovery Growth Fund, Inc.

AB Equity Income Fund, Inc.

AB Fixed-Income Shares, Inc.

-AB Government Money Market Portfolio

AB Global Bond Fund, Inc.

AB Global Risk Allocation Fund, Inc.

AB High Income Fund, Inc.

AB Large Cap Growth Fund, Inc.

AB Municipal Income Fund, Inc.

-AB California Portfolio

-AB High Income Municipal Portfolio

-AB National Portfolio

-AB New York Portfolio

AB Municipal Income Fund II

-AB Massachusetts Portfolio

-AB Virginia Portfolio

AB Relative Value Fund, Inc.

AB Sustainable Global Thematic Fund, Inc.

AB Sustainable International Thematic Fund, Inc.

AB Trust

-AB Discovery Value Fund

-AB International Value Fund

-AB Large Cap Value Fund

The AB Portfolios

-AB All Market Total Return Portfolio

-AB Growth Fund

-AB Tax-Managed Wealth Appreciation Strategy

-AB Wealth Appreciation Strategy

Sanford C. Bernstein Fund, Inc.

-AB Core Bond Portfolio

-Intermediate Diversified Municipal Portfolio

Bernstein Fund, Inc.

-International Strategic Equities Portfolio

-International Small Cap Portfolio

-Small Cap Core Portfolio

Prospectuses for the AB Mutual Funds may be obtained without charge by contacting ABIS at the address or the telephone number shown on the front cover of this SAI or on the Internet at www.abfunds.com.

Cumulative Quantity Discount (Right of Accumulation). An investor’s exchange of Class A shares of a Sales Charge Fund for Class A shares of another AB Mutual Fund qualifies for a cumulative quantity discount from any applicable sales charge. The applicable sales charge will be based on the total of:

(i)	the investor’s current purchase;

(ii)

the higher of cost or NAV (at the close of business on the previous day) of (a) all shares of the Portfolio held by the investor and (b) all shares held by the investor of any other AB Mutual Fund and any registered fund advised or sub-advised by AB CarVal Investors, L.P. (a wholly owned subsidiary of the Adviser, whose registered funds have their own Board of Directors); and

(iii)	the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single “purchase” (see above).

The sales charge you pay on each exchange of Class A shares will take into account your accumulated holdings in all classes of shares of AB Mutual Funds and any registered fund advised or sub-advised by AB CarVal Investors, L.P. Your accumulated holdings will be calculated as (a) the value of your existing holdings as of the day prior to your additional investment or (b) the amount you have invested including reinvested distributions but excluding appreciation less the amount of any withdrawals, whichever is higher.

For example, if an investor owned shares of an AB Mutual Fund that were purchased for $200,000 and were worth $190,000 at their then current NAV and, subsequently, exchanged Class A shares of the Sales Charge Fund for Class A shares of another AB Mutual Fund worth an additional $100,000, the applicable sales charge for the $100,000 purchase would be the rate applicable to a single $300,000 purchase of shares of the other Portfolio, rather than the higher rate applicable to a $100,000 purchase.

Letter of Intent. Class A investors of a Sales Charge Fund may also obtain the quantity discounts described under “Sales Charge Reduction Programs for Class A Shares” by means of a written Letter of Intent, which expresses the investor’s intention to invest, including through their exchange of Class A shares of the Sales Charge Fund, at least $100,000 in Class A shares of the Sales Charge Fund or any AB Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AB Mutual Funds under a single Letter of Intent. The AB Mutual Funds will use the higher of cost or current NAV of the investor’s existing investments and of those accounts with which investments are combined via Combined Purchase Privileges toward the fulfillment of the Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of an AB Mutual Fund, the investor and the investor’s spouse or domestic partner each purchase shares of the Sales Charge Fund worth $20,000 (for a total of $40,000), but the current NAV of all applicable accounts is $45,000 at the time a $100,000 Letter of Intent is initiated, it will only be necessary to invest a total of $55,000 during the following 13 months in shares of that AB Mutual Fund or any other AB Mutual Fund, to qualify for a reduced initial sales charge on the total amount being invested (i.e. the initial sales charge applicable to an investment of $100,000).

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional AB Mutual Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of that AB Mutual Fund can obtain a form of Letter of Intent by contacting ABIS at the address or telephone numbers shown on the cover of that AB Mutual Fund’s SAI.

Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A shares of a Sales Charge Fund may reinvest all or any portion of the proceeds from that redemption in Class A shares of any AB Mutual Fund at NAV, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the NAV next-determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for U.S. federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Sales Charge Fund within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Sales Charge Fund at the address shown on the cover of this SAI. This privilege is not available to shareholders that purchased the Sales Charge Fund’s shares directly from the Fund without paying a sales charge rather than by exchange from another AB Mutual Fund.

Dividend Reinvestment Program. Under the Portfolio’s Dividend Reinvestment Program, unless you specify otherwise, your dividends and distributions will be automatically reinvested in the same class of shares of the Portfolio without an initial sales charge or CDSC. If you elect to receive your distributions in cash, you will only receive a check if the distribution is equal to or exceeds $25.00. Distributions of less than $25.00 will automatically be reinvested in Portfolio shares. To receive distributions of less than $25.00 in cash, you must have bank instructions associated to your account so that distributions can be delivered to you electronically via Electronic Funds Transfer using the Automated Clearing House or “ACH”. If you elect to receive distributions by check, your distributions and all subsequent distributions may nonetheless be reinvested in additional shares of the Portfolio under the following circumstances:

(a)	the postal service is unable to deliver your checks to your address of record and the checks are returned to the Portfolio’s transfer agent as undeliverable; or

(b)	your checks remain uncashed for nine months.

Additional shares of the Portfolio will be purchased at the then current NAV. You should contact the Fund’s transfer agent to change your distribution option. Your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

Dividend Direction Plan. A shareholder who already maintains accounts in more than one AB Mutual Fund may direct that income dividends and/or capital gains paid by one AB Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of any eligible class of one or more other AB Mutual Fund(s) in which the shareholder maintains an account. Further information can be obtained by contacting ABIS at the address or the “For Literature” telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to establish a dividend direction plan.

Systematic Withdrawal Plan

General. Any shareholder who owns or purchases shares of the Portfolio having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 73 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. For Class 1 shares, a systematic withdrawal plan is available only to shareholders who own book-entry shares worth $25,000 or more. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Portfolio automatically reinvested in additional shares of the Portfolio.

Shares of the Portfolio owned by a participant in the Fund’s systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor’s principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Portfolio.

Withdrawal payments will not automatically end when a shareholder’s account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder’s account and may subject the shareholder to the Portfolio’s involuntary redemption provisions. See “Redemption and Repurchase of Shares—General”. Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

Payments under a systematic withdrawal plan may be made by check or electronically via the ACH network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Portfolio should complete the appropriate portion of the Mutual Fund Application, while current Portfolio shareholders desiring to do so can obtain an application form by contacting ABIS at the address or the “For Literature” telephone number shown on the cover of this SAI.

CDSC Waiver for Class A Shares and Class C Shares. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A or Class C shares in a shareholder’s account may be redeemed free of any CDSC.

With respect to Class A and Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms

Financial intermediaries market and sell shares of the Portfolio. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Portfolio. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you or the Portfolio may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

In the case of Class A shares, ABI pays financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class C shares, ABI pays, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

In the case of Class 1 shares up to 100% of the Rule 12b-1 fee applicable to Class 1 shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class 1 shares.

In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees. ABI may pay a portion of “ticket” or other transactional charges.

Your financial advisor’s firm receives compensation from the Fund, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

•	Rule 12b-1 fees;

•	additional distribution support;

•	defrayal of costs for educational seminars and training; and

•	payments related to providing recordkeeping and/or transfer agency services.

Please read your Prospectus carefully for information on this compensation. Please also refer to Appendix B—Financial Intermediary Waivers in the Prospectus.

Other Payments for Distribution Services and Educational Support

In addition to the commissions paid to or charged by financial intermediaries at the time of sale and the fees described under “Asset-Based Sales Charges or Distribution and/

or Service (Rule 12b-1) Fees”, in your Prospectus, some or all of which are paid to financial intermediaries (and, in turn, may be paid to your financial advisor), ABI, at its own expense, currently provides additional payments to firms that sell shares of the AB Mutual Funds. The Adviser and its affiliates, at their own expense, provide similar payments to firms for providing distribution, marketing, promotional, educational and other services relating to AB ETFs. ABI, the Adviser or their affiliates consider these additional payments based on a variety of factors and services to be provided. The additional payments are usually calculated based on a percentage of Fund sales and/or Fund assets attributable to a particular financial intermediary. Payments are at times based on other criteria or factors such as, for example, a fee per transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the services and the sale of shares of the AB Funds will generally not exceed, with certain limited exceptions, the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. In limited circumstances, ABI, the Adviser or their affiliates will have alternative arrangements with an intermediary that provide for payments in excess of the limitation, which may include arrangements based on assets or sales of the Funds, combined assets or sales of related Funds, or other criteria. These payments may relate to intermediaries making AB Fund shares available to their customers, including through technology platforms or ‘preferred fund’ programs. These sums include payments for distribution and analytical data pertaining to AB Funds and other AB products and services and to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AB Funds for the firms’ employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging entertainment and meals. These additional payments may be significant to certain financial intermediaries and other persons, and may be an important factor in a financial intermediary or other person’s willingness to support the sale of the Fund through its distribution system.

For 2026, additional payments by the Adviser and ABI and their affiliates to these firms for distribution services and educational support related to the AB Funds are expected to be approximately 0.04% of the average monthly assets of the AB Funds, or approximately $28.5 million. For 2025, the Adviser and ABI and their affiliates paid approximately 0.04% of the average monthly assets of the AB Funds or approximately $27 million for distribution services and educational support related to the AB Funds.

The Fund and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AB Fund shares. Please see “Expenses of the Portfolio—Transfer Agency Agreement” above. These expenses paid by the Portfolio are included in “Other Expenses” under “Fees and Expenses of the Portfolio—Annual Portfolio Operating Expenses” in your Prospectus.

If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Fund, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

ADP Retirement Services

American Enterprise Investment Services

Citigroup Global Markets

Citizens Securities

Dynasty Securities, LLC

Equitable Advisors

FIS Brokerage

Great-West Life & Annuity Insurance Co.

John Hancock Retirement Plan Services

JP Morgan Securities

LPL Financial

Merrill Lynch

Morgan Stanley

National Financial/Fidelity

Northwestern Mutual Investment Services

Osaic, Inc.

PNC Investments

Principal Life

Raymond James

RBC Wealth Management

Robert W. Baird

Rockefeller Financial, LLC

Sanctuary Wealth Group

Truist Investment Services

UBS Financial Services

US Bancorp Investments

Wells Fargo Advisors

ABI expects that additional firms may be added to this list from time to time.

Although the Fund may use brokers and dealers that sell shares of the Portfolio to effect portfolio transactions, the Fund does not consider the sale of AB Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

REDEMPTION AND REPURCHASE OF SHARES

The following information supplements that set forth in your Prospectus under the heading “Investing in the Portfolio”. If you are an Advisor Class shareholder through an account established under a fee-based program or commission-based program, your program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Portfolio that are different from those described herein. A commission or other transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Similarly, if you are a shareholder through a group retirement plan, your plan may impose requirements with respect to the purchase, sale or exchange of shares of the Portfolio that are different from those imposed below. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Certain privileges and features described in this section are not available to all share classes. Please contact ABIS at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) for more information about a specific privilege or feature and its applicability to a share class.

Redemption

Subject only to the limitations described below, the Portfolio will redeem shares tendered to it, as described below, at a redemption price equal to their NAV, which is expected to remain constant at $1.00 per share, following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A or Class C shares, there is no redemption charge.

Institutional Accounts Held Directly with the Portfolio (including Class 1 shares). If your redemption request is received in proper form by the Portfolio by the Portfolio Closing Time, proceeds are normally sent the same business day.

Accounts Held through a Financial Intermediary. If your redemption request is received in proper form by your financial intermediary prior to the Portfolio Closing Time, proceeds are normally sent to the financial intermediary on the next business day after settlement of the order. If a shareholder is in doubt about what documents are required by his or her investment program or employee benefit plan, the shareholder should contact his or her financial intermediary.

Class 1 Shares. You may redeem your shares on any day the Exchange is open by sending a written request to Bernstein or your Bernstein Advisor. Your signature must appear on your written redemption order and must be guaranteed by a financial institution that meets Bernstein’s requirements (such as a commercial bank that is a member of the FDIC, a trust company, a member firm of a domestic securities exchange or other institution). An authorized person at the guarantor institution must sign the guarantee and “Signature Guaranteed” must appear with the signature. Signature guarantees by notaries or institutions that do not provide reimbursement in the case of fraud are not acceptable. Signature guarantees may be waived by Bernstein in certain instances. Bernstein may waive the requirement that a redemption request must be in writing. Bernstein may request further documentation from corporations, executors, administrators, trustees or guardians. The sales proceeds will be held in your account with Bernstein unless you have previously provided alternative written instructions.

While not expected, payment of redemption proceeds may take up to seven days after the day the redemption request is received in proper form by the Portfolio by the Portfolio Closing Time.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of the Portfolio.

The Portfolio may, but is not obligated to, temporarily delay the disbursement of redemption proceeds from an account held directly with the Portfolio by a Specified Adult (as defined below) if there is a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted. The Portfolio will provide notice of this temporary delay, and it will be for an initial period of no more than 15 business days while the Portfolio conducts an internal review of the facts and circumstances of the suspected financial exploitation. If the internal review supports the Portfolio’s belief that actual or attempted financial exploitation has occurred or is occurring, the Portfolio may extend the hold for up to 10 additional business days. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.

Payment of the redemption price normally will be made in cash but may be made, at the option of the Portfolio, in kind. No interest will accrue on uncashed redemption checks. Redemption proceeds on Class A shares and Class C shares will reflect the deduction of the CDSC, if any.

To redeem shares, the registered owner or owners should forward a letter to the Portfolio containing a request for redemption. The Fund may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact ABIS to confirm whether a Medallion Signature Guarantee is needed.

Telephone Redemption By Electronic Funds Transfer. Each Portfolio shareholder is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) if the shareholder has completed the appropriate portion of the Mutual Fund Application or, if an existing shareholder has not completed this portion, an “Autosell” application obtained from ABIS (except for certain omnibus accounts). A telephone redemption request by electronic funds transfer may not exceed $100,000, and must be made before the Portfolio Closing Time, on a Portfolio business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder’s designated bank account at a bank selected by the shareholder that is a member of NACHA.

Telephone Redemption By Check. Each Portfolio shareholder is eligible to request redemption by check of Portfolio shares for which no stock certificates have been issued by telephone at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) before the Portfolio Closing Time, on a Portfolio business day in an amount not exceeding $100,000. Proceeds of such redemptions are remitted by check to the shareholder’s address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to ABIS, or by checking the appropriate box on the Mutual Fund Application.

Telephone Redemption – General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or “street name” accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund, the Adviser, ABI nor ABIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

Redemptions Through Intermediaries. The Fund may redeem shares through ABI or financial intermediaries. The redemption price will be the NAV next-determined after ABI receives the request (less the CDSC, if any, with respect to the Class A and Class C shares), except that requests placed through financial intermediaries before the Portfolio Closing Time will be executed at the NAV determined as of the Portfolio Closing Time on that day. Neither the Fund nor ABI charges a fee or commission in connection with the redemption of shares (except for the CDSC, if any, with respect to Class A and Class C shares). Normally, if shares of the Portfolio are offered through a financial intermediary, the redemption is settled by the shareholder as an ordinary transaction with or through that financial intermediary, who may charge the shareholder for this service.

Account Closure

The Fund reserves the right to close out an account that has remained below $1,000 for 90 days. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Portfolio recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

SHAREHOLDER SERVICES

The following information supplements that set forth in your Prospectus under the heading “Investing in the Portfolio”. Certain privileges and features described in this section are not available to all share classes. Please contact ABIS at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) for more information about a specific privilege or feature and its applicability to a share class. If you are an Advisor Class shareholder through an account established under a fee-based program or commission-based brokerage program or a shareholder in a group retirement plan, your fee-based program or retirement plan may impose requirements with respect to the purchase, sale or exchange of shares of the Portfolio that are different from those described herein. A commission or other transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such intermediary.

Automatic Investment Program

Investors may purchase shares of the Portfolio through an automatic investment program utilizing electronic funds transfer drawn on the investor’s own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the financial intermediary designated by the investor at the public offering price next-determined after ABI receives the proceeds from the investor’s bank. The monthly drafts must be in minimum amounts of either $50 or $200, depending on the investor’s initial purchase. If an investor makes an initial purchase of at least $2,500, the minimum monthly amount for pre-authorized drafts is $50. If an investor makes an initial purchase of less than $2,500, the minimum monthly amount for pre-authorized drafts is $200 and the investor must commit to a monthly investment of at least $200 until the investor’s account balance is $2,500 or more. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Mutual Fund Application. Current shareholders should contact ABIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Shareholders committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 are eligible to continue their program despite the $50 monthly minimum.

Exchange Privilege

You may exchange your investment in the Portfolio for shares of the same class of other AB Mutual Funds if the other AB Mutual Fund in which you wish to invest offers shares of the same class. Currently, no other AB Mutual Funds offer Class AB and Institutional Class shares. In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any AB Mutual Fund, (iii) certain employee benefit plans for employees of the Adviser, ABI, ABIS and ther affiliates and (iv) certain persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services may, on a tax-free basis, exchange Class A, Class C, Class I, Class Z or Class 1 shares of the Portfolio for Advisor Class shares of the Portfolio or Class C shares of the Portfolio for Class A shares of the Portfolio. Exchanges of shares are made at the NAV next-determined, including any applicable sales charges. Exchanges may be made by telephone or written request. In order to receive a day’s NAV, ABIS must receive and confirm a telephone exchange request by the Portfolio Closing Time on that day.

Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class C shares, for the purpose of conversion to Class A shares of that Fund. After an exchange, your Class C shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class C shares of the AB Mutual Fund you originally purchased for cash (“original shares”). When redemption occurs, the CDSC applicable to the original shares is applied.

Please read carefully the prospectus of the AB Mutual Fund into which you are exchanging before submitting the request. Call ABIS at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) to exchange uncertificated shares.

Except with respect to exchanges of Class A, Class C, Class I, Class Z or Class 1 shares of a Portfolio for Advisor Class shares of the same Portfolio, exchanges of shares as described above in this section are taxable transactions for U.S. federal income tax purposes. The exchange service may be modified, restricted, or terminated on 60 days’ written notice.

All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AB Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next-determined following receipt by the AB Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund’s prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. An investment will be subject to a sales charge upon exchange of Class A shares for the Class A shares of other AB Mutual Funds with sales charges. Exchange of shares of AB Mutual Funds will generally result in the realization of a capital gain or loss for U.S. federal income tax purposes.

Each Portfolio shareholder and the shareholder’s financial intermediary are authorized to make telephone requests for exchanges unless ABIS receives written instruction to the contrary from the shareholder or the shareholder declines the privilege by checking the appropriate box on the Mutual Fund Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

Eligible shareholders desiring to make an exchange should telephone ABIS with their account number and other details of the exchange, at (800) 221-5672 (or (877) 241-7645 with respect to Class AB and Institutional Class shares) before the Portfolio Closing Time, on the Portfolio business day as defined above. Telephone requests for exchange received before the Portfolio Closing Time, on the Portfolio business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI.

A shareholder may elect to initiate a monthly “Auto Exchange” whereby a specified dollar amount’s worth of his or her Portfolio shares (minimum $25) is automatically exchanged for shares of another AB Mutual Fund.

None of the AB Mutual Funds, the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

The exchange privilege is available only in states where shares of the AB Mutual Funds being acquired may be legally sold. Each AB Mutual Fund reserves the right, at any time on 60 days’ written notice to its shareholders, to modify, restrict or terminate the exchange privilege. Also see, “General” above.

Statements and Reports

The Fund transmits to shareholders of the Portfolio its semi-annual and annual reports, which contain information on the Fund’s investments. The Fund’s filings on Form N-CSR, which are filed with the SEC and are available from the Fund at no charge upon request, contain additional information on the Fund, including the Fund’s annual and semi-annual financial statements and a discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement. The Fund’s Form N-CSR relating to its annual reporting period contains the report of the Fund’s independent registered public accounting firm, Ernst & Young LLP, One Manhattan West, New York, New York 10001. In addition, shareholders also receive a confirmation of each purchase and redemption. By contacting his or her financial intermediary or ABIS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

Shareholder Services Applicable to Certain Existing Class A and Class C Shareholders Only

Checkwriting (not available to shareholders of the Fund, except those that established such service prior to January 31, 2023 (“Grandfathered Shareholders”))

Grandfathered Shareholders. Under a checkwriting service through State Street Bank and Trust Company (“State Street”), a Grandfathered Shareholder may write a check to draw against Class A or Class C shares of the Portfolio redeemed from the shareholder’s account. Checks may be made payable to any payee in any amount not less than $500 and not more than 90% of the NAV of the Class A or Class C shares in the investor’s account (excluding for this purpose the current month’s accumulated dividends and shares for which certificates have been issued). This checkwriting service will be subject to State Street’s customary rules and regulations governing checking accounts, and the Fund and State Street each reserve the right to change or suspend the checkwriting service. There is no charge to the shareholder for the maintenance of this service or for the clearance of any checks.

When a check is presented to State Street for payment, State Street, as the shareholder’s agent, causes the Fund to redeem, at the NAV next-determined, a sufficient number of full and fractional shares in the shareholder’s account to cover the check. The shareholder should not attempt to close his or her account by use of a check. In this regard, State Street has the right to return checks (marked “insufficient funds”) unpaid to the presenting bank if the amount of the check exceeds 90% of the assets in the account. Cancelled (paid) checks are returned to the shareholder. The checkwriting service enables the shareholder to receive the daily dividends declared on the shares to be redeemed until the day that the check is presented to State Street for payment.

DAILY DIVIDENDS-DETERMINATION OF NET ASSET VALUE

All net income of the Portfolio is determined after the Portfolio Closing Time each Portfolio business day, (and at such other times as the Directors may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder’s account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

Net income consists of all accrued interest income on Portfolio assets less the Portfolio’s expenses applicable to that dividend period. Realized gains and losses are reflected in NAV and are not included in net income. NAV per share of each class is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

Dividends paid by the Portfolio, with respect to Class AB, Institutional Class, Class A, Class C, Class I, Class Z, Class 1 and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fees applicable to Class C shares will be borne exclusively by the class to which they relate.

The valuation of the Portfolio’s portfolio securities is based upon their amortized cost, which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

The Fund maintains procedures designed to maintain its share price at $1.00. Such procedures include daily review of the Portfolio’s portfolio holdings by the Adviser to determine whether and to what extent the NAV of the Portfolio calculated by using available market quotations or market equivalents deviates from NAV based on amortized cost. The Adviser will promptly notify the Board if the deviation is greater than $0.005, and the Board will promptly consider what action should be initiated. There can be no assurance that the Fund’s NAV per share will remain constant at $1.00.

The NAV of the shares of the Portfolio is determined on any day the Exchange is open at the close of regular trading (ordinarily, 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading) and on such other days as the Directors deem appropriate or necessary in order to comply with Rule 22c-1 of the 1940 Act. Generally, the NAV is not calculated, and purchase and redemption orders are not accepted, on days that the Exchange is closed; however, the Fund may elect to, but is not required to, remain open for the purposes of processing certain transactions (excluding exchanges into and out of the Portfolio) and calculating NAV even on days that the Exchange is closed in the following circumstances:

1) The Federal Reserve System is open;

2) The primary trading markets for the Portfolio’s portfolio investments are open; and

3)  The Adviser believes there is an adequate market to meet purchase and redemption requests.

The calculation of NAV in such circumstances will ordinarily be made when the Portfolio closes for business on that day.

The Portfolio’s per share NAV is calculated by dividing the value of the Portfolio’s total assets, less its liabilities, by the total number of its shares then outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

The assets attributable to the Class AB shares, Institutional Class shares, Class A shares, Class C shares, Class I shares, Class Z shares, Class 1 shares and Advisor Class shares will be invested together in a single portfolio. The NAV of each class is determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

TAXES

The Portfolio has qualified to date and intends to qualify in each future year as a “regulated investment company” under the Code, and, as such, will not be liable for U.S. federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Portfolio distributes all of its net income and capital gains, the Portfolio itself should thereby avoid all U.S. federal income and excise taxes.

For shareholders’ U.S. federal income tax purposes, all distributions by the Portfolio out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder held shares in the Portfolio. Since the Portfolio’s investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Furthermore, since the Portfolio’s investment income is derived from interest rather than dividends, it is expected that for non-corporate shareholders no portion of such distributions will be treated as “qualified dividend income” taxable at the same preferential tax rates applicable to long-term capital gains. Long-term capital gains, if any, distributed by the

Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time the shareholder may have held its shares. Any loss realized on shares held for six months or less will be treated as a long-term capital loss for U.S. federal income tax purposes to the extent of any long-term capital gain distributions received on such shares. Distributions of short- and long-term capital gains, if any, are normally made once each year shortly before the close of the Portfolio’s fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Portfolio’s NAV at $1.00 per share.

Shareholders may be subject to state and local taxes on distributions. Each investor should consult its own tax adviser to determine the status of distributions in his particular state or locality.

PORTFOLIO TRANSACTIONS

Subject to the general oversight of the Directors, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolio.

The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as “best execution”). The Fund does not consider sales of shares of the Portfolio or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such consideration.

The Adviser continuously monitors and evaluates the performance and execution capabilities of brokers that transact orders for the Portfolio to ensure consistent quality executions. This information is reported to the Adviser’s Research Allocation Committee and Best Execution Committee, which oversee broker-selection issues. In addition, the Adviser periodically reviews the Portfolio’s transaction costs in light of current market circumstances using internal tools and analysis as well as statistical analysis and other relevant information from external vendors.

Because the Portfolio invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and NAV of the Portfolio’s shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis that does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

The Portfolio has no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the

Portfolio to obtain the best execution for its transactions. Where best execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through brokers who provide research, statistical and other information to Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended April 30, 2026, 2025 and 2024, the Portfolio incurred no brokerage commissions.

The Portfolio generally will not place orders for the purchase or sale of securities (including listed call options) with Sanford C. Bernstein & Co., BSG France, S.A., Bernstein Institutional Services LLC and Bernstein Autonomous LLP (a United Kingdom broker-dealer), affiliates of the Adviser (the “Affiliated Brokers”), without approval from the Board. If such orders are placed, they will be consistent with the Portfolio’s objective of obtaining the best execution and would not be dependent upon the fact that the Affiliated Brokers are affiliates of the Adviser. With respect to orders placed with the Affiliated Brokers for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

Disclosure of Portfolio Holdings

The Fund believes that the ideas of the Adviser’s investment staff should benefit the Fund and its shareholders, and does not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or using Fund information for stock picking. However, the Fund also believes that knowledge of its portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

The Adviser has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund’s portfolio securities. The policies and procedures relating to disclosure of the Fund’s portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the Fund’s operation or useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about its portfolio holdings on a selective basis.

The Fund includes portfolio holdings information as required in regulatory filings and shareholder reports, discloses portfolio holdings information as required by U.S. Federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. Rule 2a-7 under the 1940 Act requires the Fund to post monthly a schedule of investments as of the last day of the preceding month on the Adviser’s website (www.abfunds.com). The posted information is required to include dollar-weighted average portfolio maturity and, for each security, the name of the issuer, the category of investment, the CUSIP number, the principal amount, the maturity date, coupon and yield, and amortized cost value.

The Adviser may distribute or authorize the distribution of information about the Fund’s portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser’s employees and affiliates that provide services to the Fund. In addition, the Adviser may distribute or authorize distribution of information about the Fund’s portfolio holdings that is not publicly available, on the website or otherwise, to the Fund’s service providers who require access to the information in order to fulfill their contractual duties relating to the Fund, to facilitate the review of the Fund by nationally recognized statistical rating organizations, for the purpose of due diligence regarding a merger or acquisition, for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders, or to other persons approved by the Adviser’s Chief Compliance Officer (or his designee) in accordance with the conditions described below that are part of the policies and procedures relating to disclosure of the Portfolio’s portfolio securities. The Adviser does not expect to disclose information about the Fund’s portfolio holdings to individual or institutional investors in the Fund or to intermediaries that distribute the Fund’s shares without making such information public as described herein. Information may be disclosed with any frequency and any lag, as appropriate.

Before any non-public disclosure of information about the Fund’s portfolio holdings is permitted, however, the Adviser’s Chief Compliance Officer (or his designee) must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund’s shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

The Adviser has established procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser’s Chief Compliance Officer (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser’s product management group determine that the disclosure serves a legitimate business purpose of the Fund and is in the best interest of the Fund’s shareholders. The Adviser’s Chief Compliance Officer (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Fund and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Fund and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure.

Only someone approved by the Adviser’s Chief Compliance Officer (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser’s policy and any applicable confidentiality agreement. The Adviser’s Chief Compliance Officer (or his designee) or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Board on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

In accordance with these procedures, each of the following third parties has been approved to receive information concerning the Fund’s portfolio holdings: (i) the Fund’s independent registered public accounting firm, for use in providing audit opinions; (ii) Donnelley Financial Solutions, Inc., Data Communique International and, from time to time, other financial printers, for the purpose of preparing Fund regulatory filings; (iii) the Fund’s custodian in connection with its custody of the Fund’s assets; (iv) Institutional Shareholder Services, Inc. for proxy voting services; (v) the Investment Company Institute, a trade association that represents registered investment companies such as mutual funds, closed-end funds and exchange-traded funds, in connection with confidential industry matters; and (vi) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Fund’s portfolio holdings information unless specifically authorized.

Tax Management

Bernstein, an affiliate of the Adviser, provides certain tax management services to its private clients that invest in the Portfolio through investment programs administered by Bernstein. As part of such services, Bernstein conducts year-end tax trading on behalf of these private clients to offset capital gains taxes where possible, which may result in buying and selling shares in the Portfolio, which could in turn result in the Portfolio experiencing temporary asset inflows or outflows at year end. Bernstein coordinates with the Adviser to try to ensure that the implementation of Bernstein’s tax management strategies does not compromise the interests of the Portfolio or its shareholders.

GENERAL INFORMATION

The Fund and the Portfolio

The Portfolio is a series of AB Fixed-Income Shares, Inc., an open-end management investment company registered under the Act and organized as a Maryland corporation on March 21, 1990. The Portfolio’s name was changed from “AB Government STIF Portfolio” to “AB Government Money Market Portfolio” on May 30, 2016. Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by U.S. Federal or Maryland law or in accordance with an undertaking by the Adviser to the SEC.

A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Portfolio’s assets, including any distributions in the event of a liquidation, and, upon redeeming shares, will receive the then current NAV of the Portfolio represented by the redeemed shares. Each share of the Portfolio is entitled to one vote for all purposes. Shares of each class of the Portfolio will vote together as a single class on matters, such as the election of Directors, that affect the Portfolio and each class in substantially the same manner. Each class of shares of the Portfolio votes separately with respect to matters for which separate class voting is appropriate under applicable law. There are no conversion or preemptive rights in connection with any shares of the Fund. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Shareholders have available certain procedures for the removal of Directors. All shares of the Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

The Portfolio has 110,000,000,000 authorized shares of beneficial interest par value $0.0005 per share, which may, without shareholder approval, be divided into an unlimited number of series. All shares of the Portfolio, when issued, are fully paid and non-assessable. The Board is authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Shares of each class participate equally in dividends and distributions from that class, including any distributions in the event of a liquidation except that each class bears its own transfer agency expenses, each of Class A, Class C and Class 1 shares bears its own distribution expenses; and Class C shares convert to Class A shares under certain circumstances. Shares of the Portfolio are normally entitled to one vote for all purposes. Generally, shares of the Portfolio vote as a single series for the election of Directors and on any other matter affecting the Portfolio. As to matters affecting a class differently, such as approval of the Rule 12b-1 plan, each class votes separately. Shareholder meetings will be held only when required by U.S. Federal or state law.

It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by U.S. Federal or state law. Shareholders have available certain procedures for the removal of Directors.

Principal and Controlling Holders

To the knowledge of the Portfolio, as of August 3, 2026, the persons below owned of record or beneficially 5% or more of the noted class of outstanding shares of the Portfolio.

Name and Address	Number of Shares of Class	% of Class

Class A

Edward D. Jones & Co., L.P. For the Benefit of Customers Attn: Terrance Spencer 12555 Manchester Rd. Saint Louis, MO 63131-3710	6,669,247,433	74.92%

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	1,321,357,477	14.84%

RBC Capital Markets, LLC Mutual Fund Omnibus Processing Omnibus Attn: Mutual Fund Ops Manager 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401-7582	592,406,218	6.65%

Class C

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	6,023,945	34.23%

RBC Capital Markets, LLC Mutual Fund Omnibus Processing Omnibus Attn: Mutual Fund Ops Manager 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401-7582	5,944,616	33.78%

Wells Fargo Clearing Services, LLC Special Custody Account For the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103-2523	3,076,366	17.48%

Name and Address	Number of Shares of Class	% of Class

Class AB

AB Select US Equity Long/Short Holdings STIF-GOVT 66 Hudson Boulevard East, 28th Floor New York, New York 10001	574,846,796	8.84%

EFLIC Separate Account 68 IRCA Treasury Operations 8501 IBM Dr. Charlotte, NC 28262-4333	413,398,000	6.36%

EFLOA FABN Program 8501 IBM Dr. Charlotte, NC 28262-4333	379,979,000	5.84%

EFLOA EFOSCSCA 8501 IBM Dr. Charlotte, NC 28262-4333	360,705,800	5.55%

EFLOA Separate Account 68 8501 IBM Dr. Charlotte, NC 28262-4333	536,753,000	8.26%

EFLOA Separate Account 71 8501 IBM Dr. Charlotte, NC 28262-4333	371,887,000	5.72%

EQH STIF Treasury Operations 8501 IBM Dr. Charlotte, NC 28262-4333	503,578,846	7.75%

Advisor Class

Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	810,339,422	87.95%

RBC Capital Markets, LLC Mutual Fund Omnibus Processing Omnibus Attn: Mutual Fund Ops Manager 250 Nicollet Mall, Suite 1400 Minneapolis, MN 55401-7582	62,489,035	6.78%

Name and Address	Number of Shares of Class	% of Class

Class I

AXA Equitable Life Insurance Company FBO Separate Account No. 65 on Behalf of Various 401(K) Plans 1345 Avenue of the Americas New York, NY 10105-0302	52,105,381	62.38%

CBNA Custodian FBO Richmond Children’s Center 403(B) 6 Rhoads Dr., Suite 7 Utica, NY 13502-6317	6,266,985	7.50%

State Street Bank and Trust Company as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St. Boston, MA 02114-2901	6,167,360	7.38%

Institutional Class

EFS STIF 8501 IBM Dr. Charlotte, NC 28262-4333	509,380,220	24.46%

EQADV STIF Treasury Operations 8501 IBM Dr. Charlotte, NC 28262-4333	138,758,859	6.66%

EQH AB-EQH Loan Program 8501 IBM Dr. Charlotte, NC 28262-4333	745,000,000	35.78%

EQNET Third Party STIF Treasury Operations 8501 IBM Dr. Charlotte, NC 28262-4333	235,660,552	11.32%

A shareholder who beneficially owns more than 25% of a Portfolio’s outstanding voting securities is presumed to “control” the Portfolio, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. To the knowledge of the Portfolio, no person beneficially owned more than 25% of the Portfolio’s outstanding voting securities as of August 3, 2026.

Registrar, Transfer Agent and Dividend Disbursing Agent

ABIS, an indirect wholly-owned subsidiary of the Adviser, located at 8000 IH 10 W, 13th Floor, San Antonio, TX 78230, acts as the Fund’s registrar, transfer agent and dividend disbursing agent for (i) a fixed fee, in the case of Class AB and (ii) a percentage of net assets, in the case of the other classes of the Portfolio.

Custodian and Accounting Agent

State Street Bank and Trust Company (“State Street”), c/o State Street Corporation, One Congress Street, Suite 1, Boston, MA 02114, acts as custodian and accounting agent for the securities and cash of the Portfolio but plays no part in deciding the purchase or sale of portfolio securities.

Principal Underwriter

ABI, 501 Commerce Street, Nashville, TN 37203, an indirect wholly-owned subsidiary of the Adviser, serves as the Fund’s principal underwriter, and as such may solicit orders from the public to purchase shares of the Portfolio. ABI is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between the Fund and ABI, the Fund has agreed to indemnify the distributors, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Legal Matters

The legality of the shares offered hereby are passed upon by Seward & Kissel LLP, 1901 L Street NW, Suite 700, Washington, DC 20036.

Independent Registered Public Accounting Firm

Ernst & Young LLP, One Manhattan West, New York, NY 10001 has been appointed as the independent registered public accounting firm for the Fund.

Proxy Voting Records

Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Fund’s website at www.abfunds.com; or both; and (2) on the SEC’s website at www.sec.gov.

Additional Information

Shareholder inquiries may be directed to the shareholder’s financial intermediary or to ABIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements of the Fund for the fiscal year ended April 30, 2026 and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund’s Form N-CSR for the fiscal year ended April 30, 2026, which was filed with the SEC on July 2, 2026. The report is available without charge upon request by calling ABIS at (800) 227-4618 or on the Internet at www.abfunds.com.

PART C

OTHER INFORMATION

ITEM 28.	Exhibits

(a)	(1) Amended and Restated Articles of Incorporation of the Registrant dated February 24, 2006 - Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 27 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 8, 2006.

(2) Articles of Amendment to the Articles of Incorporation of the Registrant, dated and filed January 20, 2015 – Incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 40 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 27, 2015.

(3) Articles of Amendment to the Articles of Incorporation of the Registrant, dated May 23, 2016 and effective May 30, 2016 – Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 31, 2016.

(4) Articles Supplementary to Articles of Incorporation of the Registrant, dated May 23, 2016 and effective May 31, 2016 – Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 31, 2016.

(5) Articles Supplementary to Articles of Incorporation of the Registrant, dated March 8, 2019 and effective March 11, 2019 – Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 51 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on March 14, 2019.

(6) Articles Supplementary to Articles of Incorporation of the Registrant, effective and filed February 21, 2023 – Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 60 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2023.

(7) Articles Supplementary to Articles of Incorporation of the Registrant, effective and filed February 26, 2024 – Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 61 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 27, 2024.

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(b)	By-Laws - Amended and Restated - Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 27 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 8, 2006.

(c)       Not Applicable.

(d)	(1) Advisory Agreement between the Registrant and AllianceBernstein L.P., dated November 13, 2019 – Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 56 of the Registrant’s Registration Statement on Form N-1A (File Nos. 33-34001 and 811-06068), filed with the Securities and Exchange Commission on August 28, 2020.

(2) Investment Advisory Fee Waiver Agreement between the Registrant (on behalf of the AB Government Money Market Portfolio) and AllianceBernstein L.P., dated September 1, 2023 – Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 61 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 27, 2024.

(e)	(1) Distribution Services and Educational Support Agreement dated October 31, 2016, between Institutional Cash Distributors, LLC and AllianceBernstein Investments, Inc. (formerly known as AllianceBernstein Investment Research and Management, Inc.) – Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 52 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 10, 2019.

(2) Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly, AllianceBernstein Investment Research and Management, Inc.), dated November 13, 2019 – Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 56 of the Registrant’s Registration Statement on Form N-1A (File Nos. 33-34001 and 811-06068), filed with the Securities and Exchange Commission on August 28, 2020.

(f)         Not Applicable.

(g)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, effective August 3, 2009 – Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 51 of the Registration Statement on Form N-1A of AllianceBernstein Variable Products Series Fund, Inc. (File Nos. 33-18647 and 811-05398), filed with the Securities and Exchange Commission on April 29, 2010.

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(h)	(1) Amendment No. 1 to the Transfer Agency and Service Agreement between the Registrant and AllianceBernstein Investor Securities, Inc., dated May 31, 2016 – Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 43 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on May 31, 2016.

(2) Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc., dated as of May 3, 2006 - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 2019.

(3) Amendment No. 2 to the Transfer Agency and Service Agreement between the Registrant and AllianceBernstein Investor Securities, Inc., dated May 7, 2019 - Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 54 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 2019.

(4) Form of Acquiring Fund of Funds Investment Agreement – Incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 59 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 2022.

(i)	Opinion and Consent of Seward & Kissel LLP – Filed herewith.

(j)	Consent of the Independent Registered Public Accounting Firm – Filed herewith.

(k)       Not Applicable.

(l)        Not Applicable.

(m)      See Exhibit (e)(2) hereto.

(n)	Rule 18f-3 Plan, effective May 7, 2019 – Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 54 of the Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 2019.

(o)       Reserved.

(p)       Not Applicable (Money Market Fund).

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OTHER EXHIBITS: Powers of Attorney for: Alexander Chaloff, R. Jay Gerken, Jeffrey R. Holland, Jeanette W. Loeb, John A. Lovito, Carol C. McMullen, Garry L. Moody and Emilie D. Wrapp – Filed herewith.

ITEM 29.	Persons Controlled by or under Common Control with the Fund.

None.

ITEM 30.	Indemnification.

It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Amendment and Restatement, and Section 10 of the Distribution Agreement, all as set forth below. The liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Amendment and Restatement, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement, as set forth below.

Article EIGHTH of the Registrant's Articles of Incorporation provide as follows:

EIGHTH:	(1) To the maximum extent that Maryland law in effect from time to time permits limitation of the liability of directors and officers of a corporation, no present or former director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

2) The Corporation shall have the power, to the maximum extent permitted by Maryland law in effect from time to time, to obligate itself to indemnify, and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to, (a) any individual who is a present or former director or officer of the Corporation or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former director or officer of the Corporation. The Corporation shall have the power, with the approval of the Board of Directors, to provide such indemnification and advancement of expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

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(3)  The provisions of this Article EIGHTH shall be subject to the limitations of the Investment Company Act.

(4) Neither the amendment nor repeal of this Article EIGHTH, nor the adoption or amendment of any other provision of the Charter or Bylaws inconsistent with this Article EIGHTH, shall apply to or affect in any respect the applicability of the preceding sections of this Article EIGHTH with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

The Advisory Agreement between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect AllianceBernstein L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

The Distribution Agreement between the Registrant and AllianceBernstein Investments, Inc. provides that the Registrant will indemnify, defend and hold AllianceBernstein Investments, Inc., and any person who controls it within the meaning of Section 15 of the Securities Act of 1933 (the “Securities Act”), free and harmless from and against any and all claims, demands, liabilities and expenses which AllianceBernstein Investments, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between Registrant and AllianceBernstein L.P. and the Distribution Agreement between Registrant and AllianceBernstein Investments, Inc., respectively, and each of which are incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

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The Registrant participates in a joint directors’ liability insurance policy issued by the ICI Mutual Insurance Company. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each participating investment company. In addition, the Adviser’s liability insurance policy, which is issued by a number of underwriters, including Greenwich Insurance Company as primary underwriter, extends to officers of the Registrant and such officers are covered up to the limits specified for any claim against them for acts committed in their capacities as officers of the investment companies sponsored by the Adviser.

The independent directors and the interested advisory director (each an “Indemnitee”) have entered into an indemnification agreement with the Registrant under which the Registrant has agreed to indemnify each Indemnitee against any covered expense and covered liability reasonably incurred by the Indemnitee in connection with any covered proceeding arising as a result of the Indemnitee’s service to the Registrant, to the fullest extent permitted by law. In addition, the indemnification agreement adopts certain presumptions and procedures that may make the indemnification process and advancement of expenses more efficient.

ITEM 31.	Business and Other Connections of Investment Adviser.

The descriptions of AllianceBernstein L.P. under the caption “The Adviser” in the Prospectus and “Management of the Portfolio” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the directors and executive officers of AllianceBernstein L.P., set forth in its Form ADV filed with the Securities and Exchange Commission on March 31, 2014 (File No. 801-56720) and amended through the date hereof, is incorporated by reference.

ITEM 32.	Principal Underwriters.

(a) AllianceBernstein Investments, Inc. (“ABI”) is the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. ABI is also Principal Underwriter or Distributor for the following investment companies:

AB Bond Fund, Inc.

AB Core Bond Portfolio1

AB Cap Fund, Inc.

AB Core Opportunities Fund, Inc.

AB Corporate Shares

AB Discovery Growth Fund, Inc.

AB Equity Income Fund, Inc.

AB Global Bond Fund, Inc.

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AB Global Risk Allocation Fund, Inc.

AB High Income Fund, Inc.

AB Institutional Funds, Inc.

AB Intermediate Diversified Municipal Portfolio2

AB Large Cap Growth Fund, Inc.

AB Municipal Income Fund, Inc.

AB Municipal Income Fund II

AB Relative Value Fund, Inc.

AB Sustainable Global Thematic Fund, Inc.

AB Sustainable International Thematic Fund, Inc.

AB Trust

AB Variable Products Series Fund, Inc.

The AB Portfolios

____________________________

1 This is a Portfolio of Sanford C. Bernstein Fund, Inc., which consists of Class Z Shares.

2 This is a Portfolio of Sanford C. Bernstein Fund, Inc., which consists of Classes A, C, Z and Advisor Class Shares.

(b) The following are the Directors and Officers of ABI, the principal place of business of which is 501 Commerce Street, Nashville, TN 37203.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

Directors
Onur Erzan	Director and Head of Global Client Group and Head of Private Wealth	President and Chief Executive Officer

Gary Krueger	Director, and Chief Financial Officer

Mark R. Manley	Director, and Secretary

Officers
Richard A. Brink	Senior Vice President

Michael A. Capella	Senior Vice President

Danielle Carnett	Senior Vice President

Russell R. Corby	Senior Vice President

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NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

John C. Endahl	Senior Vice President

John Edward English	Senior Vice President

Robert K. Forrester	Senior Vice President

Mark A. Gessner	Senior Vice President

Kenneth L. Haman	Senior Vice President

Michael S. Hart	Senior Vice President

Nancy E. Hay	Senior Vice President and Counsel	Secretary

Richard Kendrick	Senior Vice President

James M. Liptrot	Senior Vice President and Assistant Controller

Brendan Murray	Senior Vice President

John J. O’Connor	Senior Vice President

Ronald Pratt	Senior Vice President

Miguel A. Rozensztroch	Senior Vice President

John Schmidt	Senior Vice President

Louis Sideropoulos	Senior Vice President

Stephen M. Woetzel	Senior Vice President

Daniel Wright	Senior Vice President

Armand H. Amritt	Vice President

Elizabeth Anderson	Vice President

Eric Anderson	Vice President

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NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

Constantin Andreae	Vice President

Jolene Bilyeu	Vice President

Alexander Boozer	Vice President

Brandon W. Born	Vice President

Robert A. Brazofsky	Vice President

Andrew Brodbeck	Vice President

Douglas Caggiano	Vice President

Colin Callahan	Vice President

Carly Carrier	Vice President

David Casey	Vice President

Ross Catena	Vice President

Mikhail Cheskis	Vice President

Ryan Curry	Vice President

Kevin M. Dausch	Vice President

William Davis	Vice President

David DeGood	Vice President

Marc J. Della Pia	Vice President

Joseph T. Dominguez	Vice President

Gregory M. Erwinski	Vice President

Mark Feeney	Vice President

Mark Fritz	Vice President

C-9

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

Ryan Garcia	Vice President

Austin Gilbert	Vice President

Gregory Gillis	Vice President

Kyle Hagan	Vice President

Gregory Handrahan	Vice President

Jared Hare	Vice President

Terry L. Harris	Vice President

Andrew Haycock	Vice President

Philippe Hemery	Vice President

Julie Henry	Vice President

Steve Hong	Vice President

Thomas Johnston	Vice President

Amir Khorami	Vice President

Joseph Krofcheck	Vice President

Stephen J. Laffey	Senior Vice President and Counsel	Assistant Secretary

Melissa Lankard	Vice President

Maren Lapham	Vice President

Darren L. Luckfield	Vice President

Nathan Lyden	Vice President

Matthew J. Malvey	Vice President

C-10

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

Robert Mancini	Vice President

Todd Mann	Vice President

Kevin McCandless	Vice President

Daniel P. Melehan	Vice President

Mirtha Mercedes	Vice President

Toller Miller	Vice President

David Mitchell	Vice President

William Nelligan	Vice President

Daryl N. Northrop	Vice President

Bryan R. Pacana	Vice President

Kevin Parnell	Vice President

Thomas Perini	Vice President

Kimchu Perrington	Vice President

Nelson X. Pham	Vice President

Andrew Remmey	Vice President

Brian Resnick	Vice President

Claudio Rondolini	Vice President

Timothy Ryan	Vice President

David Saslowsky	Vice President

Justin Sawyers	Vice President

C-11

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

Art Seals	Vice President

Paul Self	Vice President

Harry Seymour	Vice President

Daniel L. Stack	Vice President

Amelia Stephens	Vice President

Joseph Sunwoo	Vice President

Scott M. Tatum	Vice President

Troy Thompson	Vice President

Cenk Toroslu	Vice President

Jason Verses	Vice President

William Wielgolewski	Vice President

James Young	Vice President

Oscar Zarazua	Vice President

Martin J. Zayac	Vice President

Alexander Zigbuo	Vice President

Angelica Conway	Assistant Vice President

Madison Ehlers	Assistant Vice President

Jeremy Farrell	Assistant Vice President

Heather Frost	Assistant Vice President

Jeffrey Gage	Assistant Vice President

Anne Grimball	Assistant Vice President

C-12

NAME	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT

Caitlin Hunnicutt	Assistant Vice President

Jillian Labetti	Assistant Vice President

Richard Logier	Assistant Vice President

Logan Marshall	Assistant Vice President

Brian W. Paulson	Assistant Vice President

Goodloe Pride	Assistant Vice President

Alexander Root	Assistant Vice President

Kara Snell	Assistant Vice President

Daniel Watson	Assistant Vice President

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003 and at the offices of State Street Bank and Trust Company, the Registrant’s Custodian, c/o State Street Corporation, One Congress Street, Suite 1, Boston, MA 02114.  All other records so required to be maintained are maintained at the offices of AllianceBernstein L.P., 501 Commerce Street, Nashville, TN 37203.

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

C-13

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 27th day of August, 2026.

AB FIXED-INCOME SHARES, INC.
By: /s/ Onur Erzan
Onur Erzan
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	Signature	Title	Date

(1)	Principal Executive Officer:

	/s/ Onur Erzan Onur Erzan	President and Chief Executive Officer	August 27, 2026

(2)	Principal Financial and Accounting Officer:

	/s/ Stephen M. Woetzel Stephen M. Woetzel	Principal Accounting Officer, Treasurer and Chief Financial Officer	August 27, 2026

(3)	Directors:

Alexander Chaloff*
R. Jay Gerken*
Jeffrey R. Holland*
Jeanette W. Loeb*
John A. Lovito*
Carol C. McMullen*
Garry L. Moody*
Emilie D. Wrapp*

*By:	/s/ Stephen J. Laffey	August 27, 2026
Stephen J. Laffey
(Attorney-in-Fact)

Index to Exhibits

Exhibit No.	Description of Exhibits

(i)	Opinion and Consent of Seward & Kissel LLP

(j)	Consent of the Independent Registered Public Accounting Firm

Other Exhibits	Powers of Attorney for: Alexander Chaloff, R. Jay Gerken, Jeffrey R. Holland, Jeanette W. Loeb, John A. Lovito, Carol C. McMullen, Garry L. Moody and Emilie D. Wrapp.

EX-101.INS XBRL	Instance Document
EX-101.SCH XBRL	Taxonomy Extension Schema Document
EX-101.CALC XBRL	Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase